CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 95.3%

Security	Shares	Value
Aerospace & Defense — 1.9%
AAR Corp.(1)	3,075	$ 275,735
AeroVironment, Inc.(1)(2)	2,668	840,127
AerSale Corp.(1)	2,566	21,016
AIRO Group Holdings, Inc.(1)	584	11,213
Archer Aviation, Inc., Class A(1)(2)	46,025	440,919
Astronics Corp.(1)	2,529	115,348
Byrna Technologies, Inc.(1)(2)	1,694	37,539
Cadre Holdings, Inc.	2,379	86,856
Ducommun, Inc.(1)	1,153	110,838
Eve Holding, Inc.(1)	5,345	20,364
Intuitive Machines, Inc.(1)(2)	9,143	96,184
Kratos Defense & Security Solutions, Inc.(1)	14,083	1,286,764
Mercury Systems, Inc.(1)	4,351	336,767
Moog, Inc., Class A	2,352	488,440
National Presto Industries, Inc.	435	48,785
Park Aerospace Corp.	1,804	36,693
Redwire Corp.(1)	3,430	30,836
Satellogic, Inc., Class A(1)	7,038	23,085
V2X, Inc.(1)	1,757	102,064
Voyager Technologies, Inc., Class A(1)	1,147	34,158
VSE Corp.	1,697	282,109
		$4,725,840
Air Freight & Logistics — 0.1%
Arrive AI, Inc.(1)	310	$1,128
Forward Air Corp.(1)(2)	1,771	45,408
Hub Group, Inc., Class A	5,168	177,986
Radiant Logistics, Inc.(1)	3,434	20,261
		$244,783
Automobile Components — 1.3%
Adient PLC(1)	7,036	$169,427
American Axle & Manufacturing Holdings, Inc.(1)	9,665	58,087
Cooper-Standard Holdings, Inc.(1)	1,396	51,554
Dana, Inc.	11,067	221,783
Dorman Products, Inc.(1)	2,307	359,615
Fox Factory Holding Corp.(1)	3,513	85,331
Garrett Motion, Inc.	11,246	153,170
Gentherm, Inc.(1)	2,546	86,717
Goodyear Tire & Rubber Co.(1)	21,829	163,281
Holley, Inc.(1)	5,177	16,256
LCI Industries	2,060	191,889
Luminar Technologies, Inc.(1)	2,183	4,169
Modine Manufacturing Co.(1)	4,381	622,803
Motorcar Parts of America, Inc.(1)	1,110	18,359
Patrick Industries, Inc.(2)	2,716	280,916
Phinia, Inc.	3,220	185,086
Solid Power, Inc.(1)	12,748	44,236
Standard Motor Products, Inc.	1,766	72,088
Security	Shares	Value
Automobile Components (continued)
Strattec Security Corp.(1)	396	$ 26,952
Visteon Corp.	2,296	275,198
XPEL, Inc.(1)	2,011	66,504
		$ 3,153,421
Automobiles — 0.0%†
Faraday Future Intelligent Electric, Inc.(1)(2)	9,087	$ 11,813
Livewire Group, Inc.(1)(2)	3,750	17,812
Winnebago Industries, Inc.	2,279	76,210
		$105,835
Banks — 9.5%
1st Source Corp.	1,546	$95,172
ACNB Corp.	1,051	46,286
Amalgamated Financial Corp.	1,957	53,133
Amerant Bancorp, Inc.	3,105	59,833
Ameris Bancorp	5,531	405,478
Ames National Corp.	711	14,376
Arrow Financial Corp.	1,663	47,063
Associated Banc-Corp.	13,909	357,600
Atlantic Union Bankshares Corp.	11,919	420,622
Axos Financial, Inc.(1)	4,548	384,988
Banc of California, Inc.	10,730	177,582
BancFirst Corp.	1,745	220,655
Bancorp, Inc.(1)	3,810	285,331
Bank First Corp.	757	91,832
Bank of Hawaii Corp.	3,389	222,454
Bank of Marin Bancorp	1,552	37,683
Bank of NT Butterfield & Son Ltd.	3,487	149,662
Bank7 Corp.	308	14,251
BankFinancial Corp.	1,139	13,702
BankUnited, Inc.	6,309	240,751
Bankwell Financial Group, Inc.	722	31,949
Banner Corp.	2,848	186,544
Bar Harbor Bankshares	1,466	44,654
Baycom Corp.	964	27,715
BCB Bancorp, Inc.	1,078	9,357
Beacon Financial Corp.	6,966	165,164
Blue Foundry Bancorp(1)	2,149	19,534
Blue Ridge Bankshares, Inc.(1)	6,559	27,745
Bridgewater Bancshares, Inc.(1)	1,907	33,563
Burke & Herbert Financial Services Corp.	1,129	69,648
Business First Bancshares, Inc.	2,379	56,168
BV Financial, Inc.(1)(2)	884	14,250
Byline Bancorp, Inc.	2,620	72,653
C&F Financial Corp.	312	20,966
Cadence Bank	15,609	585,962
California BanCorp(1)	2,383	39,748
Camden National Corp.	1,401	54,065
Capital Bancorp, Inc.	1,195	38,121
Capital City Bank Group, Inc.	1,232	51,485

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Capitol Federal Financial, Inc.	10,295	$ 65,373
Carter Bankshares, Inc.(1)	1,998	38,781
Cathay General Bancorp	5,632	270,392
CB Financial Services, Inc.(2)	476	15,808
Central Pacific Financial Corp.	2,221	67,385
CF Bankshares, Inc.	392	9,388
Chain Bridge Bancorp, Inc., Class A(1)	239	7,822
Chemung Financial Corp.	289	15,178
ChoiceOne Financial Services, Inc.	1,461	42,311
Citizens & Northern Corp.	1,548	30,666
Citizens Community Bancorp, Inc.	980	15,749
Citizens Financial Services, Inc.	364	21,942
City Holding Co.	1,176	145,671
Civista Bancshares, Inc.	1,318	26,769
CNB Financial Corp.	2,660	64,372
Coastal Financial Corp.(1)	1,078	116,607
CoastalSouth Bancshares, Inc.(1)	386	8,419
Colony Bankcorp, Inc.	1,731	29,444
Columbia Financial, Inc.(1)	2,273	34,118
Community Financial System, Inc.	4,426	259,541
Community Trust Bancorp, Inc.	1,334	74,637
Community West Bancshares	1,475	30,739
ConnectOne Bancorp, Inc.	3,984	98,843
Customers Bancorp, Inc.(1)	2,472	161,595
CVB Financial Corp.	11,051	208,974
Dime Community Bancshares, Inc.	3,332	99,394
Eagle Bancorp Montana, Inc.	756	13,056
Eagle Bancorp, Inc.	2,353	47,578
Eagle Financial Services, Inc.	469	17,742
Eastern Bankshares, Inc.	16,438	298,350
ECB Bancorp, Inc.(1)(2)	786	12,474
Enterprise Financial Services Corp.	3,066	177,767
Equity Bancshares, Inc., Class A	1,179	47,985
Esquire Financial Holdings, Inc.	598	61,029
Farmers & Merchants Bancorp, Inc.	1,340	33,513
Farmers National Banc Corp.	3,052	43,979
FB Bancorp, Inc.(1)	1,821	21,888
FB Financial Corp.	3,465	193,139
Fidelity D&D Bancorp, Inc.	385	16,875
Financial Institutions, Inc.	1,936	52,659
Finward Bancorp	350	11,232
Finwise Bancorp(1)	925	17,936
First Bancorp, Inc.	1,085	28,492
First BanCorp./Puerto Rico	13,514	297,984
First Bancorp/Southern Pines NC	3,374	178,451
First Bank/Hamilton	2,134	34,763
First Busey Corp.	7,156	165,661
First Business Financial Services, Inc.	801	41,059
First Capital, Inc.	333	15,251
First Commonwealth Financial Corp.	8,724	148,744
First Community Bankshares, Inc.	1,305	45,414
Security	Shares	Value
Banks (continued)
First Community Corp.	755	$ 21,306
First Financial Bancorp	7,970	201,243
First Financial Bankshares, Inc.	11,246	378,428
First Financial Corp.	952	53,731
First Foundation, Inc.(1)	4,983	27,755
First Internet Bancorp	795	17,832
First Interstate BancSystem, Inc., Class A	7,477	238,292
First Merchants Corp.	5,051	190,423
First Mid Bancshares, Inc.	1,819	68,904
First National Corp.	796	18,053
First Savings Financial Group, Inc.	566	17,789
First United Corp.	615	22,614
First Western Financial, Inc.(1)	592	13,631
Firstsun Capital Bancorp(1)(2)	1,053	40,846
Five Star Bancorp	1,304	41,989
Flagstar Financial, Inc.	25,397	293,335
Flushing Financial Corp.	2,869	39,621
Franklin Financial Services Corp.	428	19,688
FS Bancorp, Inc.	547	21,836
Fulton Financial Corp.	15,260	284,294
FVCBankcorp, Inc.	1,120	14,526
GBank Financial Holdings, Inc.(1)	919	36,089
German American Bancorp, Inc.	3,031	119,027
Glacier Bancorp, Inc.	9,982	485,824
Great Southern Bancorp, Inc.	796	48,755
Greene County Bancorp, Inc.	508	11,481
Guaranty Bancshares, Inc.	732	35,685
Hancock Whitney Corp.	7,200	450,792
Hanmi Financial Corp.	2,509	61,947
Hanover Bancorp, Inc.	484	10,866
HarborOne Bancorp, Inc.(2)	3,197	43,479
Hawthorn Bancshares, Inc.	593	18,407
HBT Financial, Inc.	957	24,116
Heritage Commerce Corp.	5,845	58,041
Heritage Financial Corp.	2,850	68,942
Hilltop Holdings, Inc.	3,733	124,757
Hingham Institution for Savings	147	38,776
Home Bancorp, Inc.	638	34,659
Home BancShares, Inc.	15,748	445,668
HomeTrust Bancshares, Inc.	1,493	61,123
Hope Bancorp, Inc.	10,340	111,362
Horizon Bancorp, Inc.	3,629	58,100
Independent Bank Corp./MA	4,075	281,868
Independent Bank Corp./MI	1,669	51,697
International Bancshares Corp.	4,558	313,363
Investar Holding Corp.	906	21,028
John Marshall Bancorp, Inc.	1,260	24,973
Kearny Financial Corp.	5,244	34,453
Lakeland Financial Corp.	2,101	134,884
Landmark Bancorp, Inc.	464	12,384
LCNB Corp.	873	13,086

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
LINKBANCORP, Inc.	2,168	$ 15,458
Live Oak Bancshares, Inc.	2,955	104,075
MainStreet Bancshares, Inc.	718	14,956
Mechanics Bancorp, Class A(1)	1,583	21,070
Mercantile Bank Corp.	1,327	59,715
Meridian Corp.	926	14,622
Metrocity Bankshares, Inc.	1,802	49,897
Metropolitan Bank Holding Corp.	766	57,312
Mid Penn Bancorp, Inc.	1,632	46,740
Middlefield Banc Corp.	649	19,476
Midland States Bancorp, Inc.	2,135	36,594
MidWestOne Financial Group, Inc.	1,371	38,786
MVB Financial Corp.	1,120	28,067
National Bank Holdings Corp., Class A	3,168	122,412
National Bankshares, Inc.	477	14,043
NB Bancorp, Inc.	2,926	51,644
NBT Bancorp, Inc.	4,280	178,733
Nicolet Bankshares, Inc.	1,129	151,851
Northeast Bank	655	65,605
Northeast Community Bancorp, Inc.	1,105	22,730
Northfield Bancorp, Inc.	3,620	42,716
Northpointe Bancshares, Inc.	1,078	18,412
Northrim BanCorp, Inc.	1,816	39,335
Northwest Bancshares, Inc.	12,134	150,340
Norwood Financial Corp.(2)	609	15,481
Oak Valley Bancorp	556	15,663
OceanFirst Financial Corp.	4,778	83,949
OFG Bancorp	3,729	162,174
Ohio Valley Banc Corp.(2)	388	14,348
Old National Bancorp	29,280	642,696
Old Second Bancorp, Inc.	4,314	74,567
OP Bancorp	1,203	16,746
Orange County Bancorp, Inc.	844	21,277
Origin Bancorp, Inc.	2,486	85,817
Orrstown Financial Services, Inc.	1,561	53,043
Park National Corp.	1,240	201,537
Parke Bancorp, Inc.	758	16,335
Pathward Financial, Inc.	1,988	147,132
Patriot National Bancorp, Inc.(1)	4,486	5,832
PCB Bancorp	873	18,333
Peapack-Gladstone Financial Corp.	1,338	36,929
Peoples Bancorp of North Carolina, Inc.	446	13,674
Peoples Bancorp, Inc.	2,915	87,421
Peoples Financial Services Corp.	901	43,798
Pioneer Bancorp, Inc.(1)	918	11,989
Plumas Bancorp	452	19,499
Ponce Financial Group, Inc.(1)	1,689	24,828
Preferred Bank/Los Angeles	976	88,221
Primis Financial Corp.	1,573	16,532
Princeton Bancorp, Inc.	420	13,373
Provident Bancorp, Inc.(1)	1,536	19,246
Security	Shares	Value
Banks (continued)
Provident Financial Services, Inc.	10,766	$ 207,568
QCR Holdings, Inc.	1,382	104,534
RBB Bancorp	1,736	32,567
Red River Bancshares, Inc.	422	27,354
Renasant Corp.	7,882	290,767
Republic Bancorp, Inc., Class A	700	50,575
Rhinebeck Bancorp, Inc.(1)	461	5,237
Richmond Mutual BanCorp, Inc.	930	13,215
Riverview Bancorp, Inc.	2,086	11,202
S&T Bancorp, Inc.	3,197	120,175
SB Financial Group, Inc.	606	11,690
Seacoast Banking Corp. of Florida	7,338	223,295
ServisFirst Bancshares, Inc.	4,313	347,326
Shore Bancshares, Inc.	3,085	50,625
Sierra Bancorp	1,243	35,935
Simmons First National Corp., Class A	11,847	227,107
SmartFinancial, Inc.	1,215	43,412
Sound Financial Bancorp, Inc.	219	10,087
South Plains Financial, Inc.	1,206	46,612
Southern First Bancshares, Inc.(1)	613	27,046
Southern Missouri Bancorp, Inc.	808	42,468
Southside Bancshares, Inc.	2,417	68,280
SR Bancorp, Inc.	804	12,132
Stellar Bancorp, Inc.	3,931	119,267
Sterling Bancorp, Inc.(1)(3)	1,284	0
Stock Yards Bancorp, Inc.	2,199	153,908
Texas Capital Bancshares, Inc.(1)	3,803	321,468
Third Coast Bancshares, Inc.(1)	1,075	40,818
Timberland Bancorp, Inc.	623	20,733
Tompkins Financial Corp.	1,127	74,619
Towne Bank	6,137	212,156
TriCo Bancshares	2,532	112,446
Triumph Financial, Inc.(1)	1,897	94,926
TrustCo Bank Corp.	1,555	56,447
Trustmark Corp.	4,747	187,981
UMB Financial Corp.	6,075	718,976
Union Bankshares, Inc.	372	9,211
United Bankshares, Inc.	11,834	440,343
United Community Banks, Inc.	10,236	320,899
United Security Bancshares	1,414	13,193
Unity Bancorp, Inc.	748	36,555
Univest Financial Corp.	2,408	72,288
USCB Financial Holdings, Inc.	808	14,100
Valley National Bancorp	40,547	429,798
Veritex Holdings, Inc.	4,428	148,471
Virginia National Bankshares Corp.	390	15,136
WaFd, Inc.	6,590	199,611
Washington Trust Bancorp, Inc.	1,609	46,500
WesBanco, Inc.	7,914	252,694
West BanCorp, Inc.	1,387	28,184
Westamerica BanCorp	2,062	103,079

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Western New England Bancorp, Inc.(2)	1,877	$ 22,543
WSFS Financial Corp.	4,679	252,338
		$ 23,975,378
Beverages — 0.1%
MGP Ingredients, Inc.	1,388	$ 33,576
National Beverage Corp.(1)	2,005	74,024
Vita Coco Co., Inc.(1)	3,679	156,247
Zevia PBC, Class A(1)	3,222	8,764
		$272,611
Biotechnology — 7.1%
4D Molecular Therapeutics, Inc.(1)	3,355	$29,155
89bio, Inc.(1)	10,427	153,277
Abeona Therapeutics, Inc.(1)(2)	4,459	23,543
Absci Corp.(1)(2)	11,142	33,872
ACADIA Pharmaceuticals, Inc.(1)	10,398	221,893
Actuate Therapeutics, Inc.(1)	601	4,021
ADC Therapeutics SA(1)	6,859	27,436
ADMA Biologics, Inc.(1)	19,369	283,950
Agios Pharmaceuticals, Inc.(1)	4,719	189,421
Akebia Therapeutics, Inc.(1)(2)	20,887	57,021
Akero Therapeutics, Inc.(1)	5,840	277,283
Aldeyra Therapeutics, Inc.(1)(2)	3,846	20,076
Alector, Inc.(1)(2)	8,175	24,198
Alkermes PLC(1)	13,556	406,680
Allogene Therapeutics, Inc.(1)	13,004	16,125
Altimmune, Inc.(1)	6,955	26,220
Amicus Therapeutics, Inc.(1)	23,263	183,312
AnaptysBio, Inc.(1)	1,917	58,699
Anavex Life Sciences Corp.(1)	6,984	62,158
Anika Therapeutics, Inc.(1)	1,202	11,299
Annexon, Inc.(1)	9,689	29,551
Apogee Therapeutics, Inc.(1)	2,736	108,701
Arbutus Biopharma Corp.(1)	12,648	57,422
Arcellx, Inc.(1)	2,861	234,888
Arcturus Therapeutics Holdings, Inc.(1)	2,317	42,702
Arcus Biosciences, Inc.(1)	5,759	78,322
Arcutis Biotherapeutics, Inc.(1)	8,948	168,670
Ardelyx, Inc.(1)	19,715	108,630
ArriVent Biopharma, Inc.(1)(2)	2,352	43,394
Arrowhead Pharmaceuticals, Inc.(1)	10,079	347,625
ARS Pharmaceuticals, Inc.(1)(2)	5,598	56,260
Astria Therapeutics, Inc.(1)	3,067	22,328
aTyr Pharma, Inc.(1)(2)	8,881	6,407
Aura Biosciences, Inc.(1)(2)	4,544	28,082
Aurinia Pharmaceuticals, Inc.(1)	9,729	107,505
Avidity Biosciences, Inc.(1)	8,520	371,216
Avita Medical, Inc.(1)	2,076	10,608
Beam Therapeutics, Inc.(1)(2)	7,988	193,869
Benitec Biopharma, Inc.(1)	1,477	20,722
Security	Shares	Value
Biotechnology (continued)
Bicara Therapeutics, Inc.(1)	3,493	$ 55,154
BioCryst Pharmaceuticals, Inc.(1)	17,500	132,825
Biohaven Ltd.(1)	7,558	113,446
Bridgebio Pharma, Inc.(1)	13,064	678,544
Bright Minds Biosciences, Inc.(1)	470	28,510
Candel Therapeutics, Inc.(1)(2)	4,016	20,482
Capricor Therapeutics, Inc.(1)(2)	3,832	27,629
Cardiff Oncology, Inc.(1)	5,678	11,697
CareDx, Inc.(1)	4,554	66,215
Cartesian Therapeutics, Inc.(1)	708	7,236
Catalyst Pharmaceuticals, Inc.(1)	9,672	190,538
Celcuity, Inc.(1)(2)	2,465	121,771
Celldex Therapeutics, Inc.(1)	5,472	141,561
CG Oncology, Inc.(1)(2)	4,668	188,027
Cidara Therapeutics, Inc.(1)	1,292	123,722
Cogent Biosciences, Inc.(1)	10,839	155,648
Coherus Oncology, Inc.(1)(2)	9,819	16,103
Compass Therapeutics, Inc.(1)	7,536	26,376
Corvus Pharmaceuticals, Inc.(1)(2)	5,348	39,415
CRISPR Therapeutics AG(1)	6,915	448,161
Cullinan Therapeutics, Inc.(1)	5,240	31,073
Cytokinetics, Inc.(1)	9,760	536,410
Day One Biopharmaceuticals, Inc.(1)	6,013	42,392
Denali Therapeutics, Inc.(1)	11,065	160,664
Design Therapeutics, Inc.(1)	2,570	19,352
DiaMedica Therapeutics, Inc.(1)	2,697	18,528
Dianthus Therapeutics, Inc.(1)	1,373	54,028
Disc Medicine, Inc.(1)	1,931	127,600
Dynavax Technologies Corp.(1)	8,622	85,616
Dyne Therapeutics, Inc.(1)	9,582	121,212
Editas Medicine, Inc.(1)	8,245	28,610
Eledon Pharmaceuticals, Inc.(1)(2)	5,984	15,499
Emergent BioSolutions, Inc.(1)(2)	4,560	40,219
Enanta Pharmaceuticals, Inc.(1)(2)	1,973	23,617
Entrada Therapeutics, Inc.(1)	2,417	14,019
Erasca, Inc.(1)	17,980	39,196
Fate Therapeutics, Inc.(1)	8,358	10,531
Fennec Pharmaceuticals, Inc.(1)	1,499	14,031
Foghorn Therapeutics, Inc.(1)	3,343	16,347
Geron Corp.(1)	45,637	62,523
Gossamer Bio, Inc.(1)	15,867	41,730
GRAIL, Inc.(1)	2,597	153,561
Greenwich Lifesciences, Inc.(1)	585	5,821
Gyre Therapeutics, Inc.(1)	683	5,095
Heron Therapeutics, Inc.(1)	15,618	19,679
Humacyte, Inc.(1)	12,796	22,265
Ideaya Biosciences, Inc.(1)	6,710	182,579
ImmunityBio, Inc.(1)	19,218	47,276
Immunome, Inc.(1)(2)	7,173	83,996
Immunovant, Inc.(1)	5,708	92,013
Inhibikase Therapeutics, Inc.(1)	6,174	10,002

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Inhibrx Biosciences, Inc.(1)	853	$ 28,729
Inmune Bio, Inc.(1)	1,196	2,476
Intellia Therapeutics, Inc.(1)	8,295	143,255
Iovance Biotherapeutics, Inc.(1)	21,814	47,336
Ironwood Pharmaceuticals, Inc.(1)	13,773	18,043
Jade Biosciences, Inc.	3,312	28,583
Janux Therapeutics, Inc.(1)	3,289	80,383
KalVista Pharmaceuticals, Inc.(1)	3,731	45,444
Keros Therapeutics, Inc.(1)	2,887	45,672
Kodiak Sciences, Inc.(1)	2,568	42,038
Korro Bio, Inc.(1)(2)	598	28,638
Krystal Biotech, Inc.(1)	2,072	365,770
Kura Oncology, Inc.(1)	7,304	64,640
Kymera Therapeutics, Inc.(1)	4,213	238,456
Larimar Therapeutics, Inc.(1)	4,121	13,311
Lexeo Therapeutics, Inc.(1)	2,387	15,850
Madrigal Pharmaceuticals, Inc.(1)	1,554	712,758
MannKind Corp.(1)	25,295	135,834
MeiraGTx Holdings PLC(1)	3,481	28,649
Metsera, Inc.(1)	4,460	233,392
MiMedx Group, Inc.(1)	9,887	69,011
Mineralys Therapeutics, Inc.(1)	3,269	123,960
Mirum Pharmaceuticals, Inc.(1)	3,372	247,201
Monopar Therapeutics, Inc.(1)	300	24,501
Monte Rosa Therapeutics, Inc.(1)	4,184	31,003
Myriad Genetics, Inc.(1)	8,747	63,241
Neurogene, Inc.(1)	1,009	17,486
Nkarta, Inc.(1)	5,184	10,731
Novavax, Inc.(1)	12,509	108,453
Nurix Therapeutics, Inc.(1)	6,298	58,193
Nuvalent, Inc., Class A(1)	3,590	310,463
Nuvectis Pharma, Inc.(1)	1,314	7,910
Olema Pharmaceuticals, Inc.(1)	4,975	48,705
Organogenesis Holdings, Inc.(1)(2)	5,386	22,729
ORIC Pharmaceuticals, Inc.(1)	4,581	54,972
Oruka Therapeutics, Inc.(1)(2)	2,777	53,402
Palvella Therapeutics, Inc.(1)	700	43,883
Perspective Therapeutics, Inc.(1)(2)	5,476	18,783
Praxis Precision Medicines, Inc.(1)	1,519	80,507
Precigen, Inc.(1)	13,542	44,553
Prime Medicine, Inc.(1)	5,901	32,692
Protagonist Therapeutics, Inc.(1)	4,863	323,049
Protalix BioTherapeutics, Inc.(1)(2)	7,119	15,804
Protara Therapeutics, Inc.(1)	3,298	14,346
Prothena Corp. PLC(1)	3,428	33,457
PTC Therapeutics, Inc.(1)	6,494	398,537
Puma Biotechnology, Inc.(1)	4,055	21,532
Recursion Pharmaceuticals, Inc., Class A(1)(2)	30,643	149,538
REGENXBIO, Inc.(1)	4,037	38,957
Relay Therapeutics, Inc.(1)	12,730	66,451
Replimune Group, Inc.(1)	6,167	25,840
Security	Shares	Value
Biotechnology (continued)
Rezolute, Inc.(1)	6,834	$ 64,240
Rhythm Pharmaceuticals, Inc.(1)	4,365	440,821
Rigel Pharmaceuticals, Inc.(1)	1,472	41,702
Rocket Pharmaceuticals, Inc.(1)	7,797	25,418
Sana Biotechnology, Inc.(1)	12,952	45,980
Savara, Inc.(1)	11,689	41,730
Scholar Rock Holding Corp.(1)	6,783	252,599
SELLAS Life Sciences Group, Inc.(1)	9,744	15,688
Sionna Therapeutics, Inc.(1)	1,259	37,027
Soleno Therapeutics, Inc.(1)	3,489	235,856
Solid Biosciences, Inc.(1)	4,926	30,393
Spyre Therapeutics, Inc.(1)(2)	4,166	69,822
Stoke Therapeutics, Inc.(1)(2)	3,748	88,078
Syndax Pharmaceuticals, Inc.(1)	7,119	109,526
Tango Therapeutics, Inc.(1)(2)	5,993	50,341
Taysha Gene Therapies, Inc.(1)	15,672	51,247
Tectonic Therapeutic, Inc.(1)(2)	1,122	17,604
Tevogen Bio Holdings, Inc.(1)	2,143	1,683
TG Therapeutics, Inc.(1)	12,134	438,341
Tonix Pharmaceuticals Holding Corp.(1)	773	18,676
Tourmaline Bio, Inc.(1)	1,463	69,975
Travere Therapeutics, Inc.(1)	7,366	176,047
TriSalus Life Sciences, Inc.(1)	1,629	7,575
TuHURA Biosciences, Inc.(1)(2)	2,622	6,503
Twist Bioscience Corp.(1)	4,940	139,012
Tyra Biosciences, Inc.(1)	1,991	27,854
Upstream Bio, Inc.(1)	2,741	51,558
UroGen Pharma Ltd.(1)(2)	3,082	61,486
Vanda Pharmaceuticals, Inc.(1)	4,281	21,362
Vaxcyte, Inc.(1)	9,565	344,531
Vera Therapeutics, Inc.(1)	4,299	124,929
Veracyte, Inc.(1)	6,549	224,827
Verastem, Inc.(1)	3,889	34,340
Vericel Corp.(1)	4,210	132,489
Vir Biotechnology, Inc.(1)	8,321	47,513
Viridian Therapeutics, Inc.(1)	5,865	126,567
Voyager Therapeutics, Inc.(1)	3,923	18,320
Xencor, Inc.(1)	5,885	69,031
Xenon Pharmaceuticals, Inc.(1)	6,558	263,304
XOMA Royalty Corp.(1)	959	36,960
Zenas Biopharma, Inc.(1)(2)	1,608	35,698
Zymeworks, Inc.(1)	4,164	71,121
		$17,912,006
Broadline Retail — 0.1%
Groupon, Inc.(1)	2,090	$48,801
Kohl's Corp.	9,116	140,113
Savers Value Village, Inc.(1)	3,243	42,970
		$231,884

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products — 1.3%
American Woodmark Corp.(1)	1,200	$ 80,112
Apogee Enterprises, Inc.	1,769	77,075
AZZ, Inc.	2,482	270,861
CSW Industrials, Inc.	1,362	330,626
Gibraltar Industries, Inc.(1)	2,494	156,623
Griffon Corp.	3,207	244,213
Insteel Industries, Inc.	1,562	59,887
Janus International Group, Inc.(1)	11,333	111,857
JELD-WEN Holding, Inc.(1)	8,463	41,553
MasterBrand, Inc.(1)	10,617	139,826
Quanex Building Products Corp.	3,851	54,761
Resideo Technologies, Inc.(1)	11,534	498,038
Tecnoglass, Inc.	2,034	136,095
UFP Industries, Inc.	5,049	472,031
Zurn Elkay Water Solutions Corp., Class C	12,566	590,979
		$3,264,537
Capital Markets — 1.7%
Acadian Asset Management, Inc.	2,243	$108,023
AlTi Global, Inc.(1)(2)	4,345	15,468
Artisan Partners Asset Management, Inc., Class A	5,232	227,069
Bakkt Holdings, Inc.(1)	524	17,633
BGC Group, Inc., Class A	30,304	286,676
Cohen & Steers, Inc.	2,319	152,150
Diamond Hill Investment Group, Inc.	250	35,003
DigitalBridge Group, Inc.	14,321	167,556
Donnelley Financial Solutions, Inc.(1)	2,224	114,380
Forge Global Holdings, Inc.(1)	1,041	17,593
GCM Grosvenor, Inc., Class A(2)	4,316	52,094
Marex Group PLC	4,498	151,223
MarketWise, Inc.	63	1,041
Moelis & Co., Class A	6,213	443,111
Open Lending Corp., Class A(1)	9,892	20,872
P10, Inc., Class A(2)	5,554	60,428
Patria Investments Ltd., Class A(2)	5,415	79,059
Perella Weinberg Partners	5,195	110,757
Piper Sandler Cos.	1,462	507,299
PJT Partners, Inc., Class A	1,921	341,419
Siebert Financial Corp.(1)	1,444	4,216
Silvercrest Asset Management Group, Inc., Class A	744	11,718
StepStone Group, Inc., Class A	5,831	380,823
StoneX Group, Inc.(1)	3,840	387,533
Value Line, Inc.	91	3,556
Victory Capital Holdings, Inc., Class A	3,700	239,612
Virtus Investment Partners, Inc.	549	104,326
Westwood Holdings Group, Inc.	761	12,549
WisdomTree, Inc.(2)	10,056	139,778
		$4,192,965
Security	Shares	Value
Chemicals — 1.5%
AdvanSix, Inc.	2,195	$ 42,539
American Vanguard Corp.(1)	2,506	14,384
Arq, Inc.(1)	2,422	17,341
ASP Isotopes, Inc.(1)	6,463	62,174
Aspen Aerogels, Inc.(1)(2)	5,708	39,728
Avient Corp.	7,684	253,188
Balchem Corp.	2,745	411,915
Cabot Corp.	4,534	344,811
Chemours Co.	12,590	199,425
Core Molding Technologies, Inc.(1)	640	13,152
Ecovyst, Inc.(1)	9,789	85,752
Flotek Industries, Inc.(1)	1,455	21,243
Hawkins, Inc.	1,632	298,199
HB Fuller Co.	4,572	271,028
Ingevity Corp.(1)	3,048	168,219
Innospec, Inc.	2,099	161,959
Intrepid Potash, Inc.(1)	1,100	33,638
Koppers Holdings, Inc.	1,614	45,192
Kronos Worldwide, Inc.	1,877	10,774
LSB Industries, Inc.(1)	5,423	42,733
Mativ Holdings, Inc.	4,515	51,065
Minerals Technologies, Inc.	2,640	163,997
Orion SA	5,576	42,266
Perimeter Solutions, Inc.(1)	11,633	260,463
PureCycle Technologies, Inc.(1)(2)	10,853	142,717
Quaker Chemical Corp.	1,168	153,884
Rayonier Advanced Materials, Inc.(1)	5,330	38,482
Sensient Technologies Corp.	3,534	331,666
Solesence, Inc.(1)	1,920	6,182
Stepan Co.	1,801	85,908
Trinseo PLC(2)	3,476	8,169
Tronox Holdings PLC	11,640	46,793
Valhi, Inc.	189	2,982
		$3,871,968
Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	5,175	$238,671
ACCO Brands Corp.	9,262	36,955
Acme United Corp.	339	13,960
ACV Auctions, Inc., Class A(1)	14,035	139,087
BrightView Holdings, Inc.(1)	5,891	78,939
Brink's Co.	3,519	411,230
Casella Waste Systems, Inc., Class A(1)	5,256	498,689
CECO Environmental Corp.(1)	2,438	124,826
Cimpress PLC(1)	1,255	79,115
CompX International, Inc.	124	2,902
CoreCivic, Inc.(1)	9,016	183,476
Deluxe Corp.	3,697	71,574
Driven Brands Holdings, Inc.(1)	4,991	80,405
Ennis, Inc.	2,271	41,514
Enviri Corp.(1)	6,355	80,645

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
GEO Group, Inc.(1)	11,309	$ 231,721
Healthcare Services Group, Inc.(1)	6,093	102,545
HNI Corp.	3,787	177,421
Interface, Inc.	4,846	140,243
Liquidity Services, Inc.(1)	2,122	58,207
MillerKnoll, Inc.	5,654	100,302
Mobile Infrastructure Corp.(1)	1,470	5,174
Montrose Environmental Group, Inc.(1)	2,677	73,510
NL Industries, Inc.	532	3,272
OPENLANE, Inc.(1)	8,888	255,797
Perma-Fix Environmental Services, Inc.(1)(2)	1,232	12,443
Pitney Bowes, Inc.	14,423	164,567
Quad/Graphics, Inc.	2,612	16,351
Steelcase, Inc., Class A	7,007	120,520
UniFirst Corp.	1,261	210,827
Vestis Corp.	9,782	44,313
Virco Mfg. Corp.	1,023	7,928
		$3,807,129
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.(1)	6,214	$58,287
Applied Optoelectronics, Inc.(1)(2)	4,541	117,748
Aviat Networks, Inc.(1)	1,092	25,040
BK Technologies Corp.(1)	277	23,401
Calix, Inc.(1)	4,929	302,493
Clearfield, Inc.(1)	961	33,039
CommScope Holding Co., Inc.(1)	17,832	276,039
Digi International, Inc.(1)	3,045	111,021
Extreme Networks, Inc.(1)	11,031	227,790
Harmonic, Inc.(1)	9,400	95,692
Inseego Corp.(1)	1,268	18,982
NETGEAR, Inc.(1)	2,317	75,048
NetScout Systems, Inc.(1)	5,845	150,976
Ribbon Communications, Inc.(1)	8,663	32,919
Viasat, Inc.(1)	9,851	288,634
Viavi Solutions, Inc.(1)	18,505	234,829
		$2,071,938
Construction & Engineering — 2.3%
Ameresco, Inc., Class A(1)	2,684	$90,129
Arcosa, Inc.	4,059	380,369
Argan, Inc.	1,108	299,215
Bowman Consulting Group Ltd.(1)	1,174	49,731
Centuri Holdings, Inc.(1)	6,083	128,777
Concrete Pumping Holdings, Inc.	2,145	15,122
Construction Partners, Inc., Class A(1)	3,923	498,221
Dycom Industries, Inc.(1)	2,343	683,594
Fluor Corp.(1)	13,712	576,864
Granite Construction, Inc.	3,659	401,209
Great Lakes Dredge & Dock Corp.(1)	5,562	66,688
IES Holdings, Inc.(1)(2)	755	300,226
Security	Shares	Value
Construction & Engineering (continued)
Limbach Holdings, Inc.(1)	886	$ 86,048
Matrix Service Co.(1)	2,591	33,890
MYR Group, Inc.(1)	1,335	277,720
NWPX Infrastructure, Inc.(1)	837	44,303
Orion Group Holdings, Inc.(1)	3,003	24,985
Primoris Services Corp.	4,524	621,281
Southland Holdings, Inc.(1)(2)	310	1,330
Sterling Infrastructure, Inc.(1)	2,519	855,654
Tutor Perini Corp.(1)	3,722	244,126
		$5,679,482
Construction Materials — 0.2%
Knife River Corp.(1)	4,781	$367,515
Smith-Midland Corp.(1)	228	8,413
Titan America SA(1)	2,482	37,081
United States Lime & Minerals, Inc.	905	119,053
		$532,062
Consumer Finance — 1.0%
Atlanticus Holdings Corp.(1)	446	$26,127
Bread Financial Holdings, Inc.	3,901	217,559
Consumer Portfolio Services, Inc.(1)	1,073	8,101
Dave, Inc.(1)	775	154,496
Encore Capital Group, Inc.(1)	1,906	79,556
Enova International, Inc.(1)	2,016	232,021
FirstCash Holdings, Inc.	3,312	524,687
Green Dot Corp., Class A(1)	4,483	60,207
Jefferson Capital, Inc.	971	16,759
LendingClub Corp.(1)	9,464	143,758
LendingTree, Inc.(1)	934	60,458
Medallion Financial Corp.(2)	1,835	18,534
Navient Corp.	5,795	76,204
Nelnet, Inc., Class A	1,078	135,160
NerdWallet, Inc., Class A(1)	3,499	37,649
Oportun Financial Corp.(1)	3,418	21,089
OppFi, Inc.	2,476	28,053
PRA Group, Inc.(1)	3,299	50,937
PROG Holdings, Inc.	3,287	106,367
Regional Management Corp.	947	36,895
Upstart Holdings, Inc.(1)(2)	7,037	357,480
Vroom, Inc.(1)	109	2,946
World Acceptance Corp.(1)	218	36,873
		$2,431,916
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc.	2,736	$108,920
Chefs' Warehouse, Inc.(1)	3,048	177,790
Grocery Outlet Holding Corp.(1)	7,918	127,084
Guardian Pharmacy Services, Inc., Class A(1)	1,647	43,201
HF Foods Group, Inc.(1)	3,141	8,669
Ingles Markets, Inc., Class A	1,224	85,141

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Natural Grocers by Vitamin Cottage, Inc.	1,078	$ 43,120
PriceSmart, Inc.	2,146	260,074
United Natural Foods, Inc.(1)	5,010	188,476
Village Super Market, Inc., Class A	934	34,894
Weis Markets, Inc.	1,380	99,181
		$ 1,176,550
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	11,656	$ 46,507
Greif, Inc., Class A	2,118	126,572
Greif, Inc., Class B	446	27,478
Myers Industries, Inc.	3,634	61,560
O-I Glass, Inc.(1)	12,848	166,639
Ranpak Holdings Corp.(1)(2)	4,233	23,789
TriMas Corp.	2,776	107,265
		$559,810
Distributors — 0.0%†
A-Mark Precious Metals, Inc.	1,891	$48,920
GigaCloud Technology, Inc., Class A(1)	2,075	58,930
Weyco Group, Inc.	443	13,330
		$121,180
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc.(1)	2,967	$458,253
American Public Education, Inc.(1)	1,538	60,705
Carriage Services, Inc.	1,187	52,869
Coursera, Inc.(1)	11,559	135,356
European Wax Center, Inc., Class A(1)	3,368	13,438
frontdoor, Inc.(1)	6,220	418,544
Graham Holdings Co., Class B	268	315,519
KinderCare Learning Cos., Inc.(1)	2,915	19,356
Laureate Education, Inc.(1)	10,758	339,307
Lincoln Educational Services Corp.(1)	2,731	64,178
Matthews International Corp., Class A	2,494	60,554
McGraw Hill, Inc.(1)	1,961	24,611
Mister Car Wash, Inc.(1)	9,174	48,897
Nerdy, Inc.(1)(2)	4,065	5,122
OneSpaWorld Holdings Ltd.	7,927	167,577
Perdoceo Education Corp.	5,142	193,648
Strategic Education, Inc.	1,951	167,805
Stride, Inc.(1)	3,571	531,865
Udemy, Inc.(1)	9,103	63,812
Universal Technical Institute, Inc.(1)	3,900	126,945
Zspace, Inc.(1)	220	216
		$3,268,577
Diversified REITs — 0.5%
Alexander & Baldwin, Inc.	6,103	$111,014
Alpine Income Property Trust, Inc.	1,076	15,247
Security	Shares	Value
Diversified REITs (continued)
American Assets Trust, Inc.	4,346	$ 88,311
Armada Hoffler Properties, Inc.	6,686	46,869
Broadstone Net Lease, Inc.	15,858	283,382
CTO Realty Growth, Inc.	3,020	49,226
Essential Properties Realty Trust, Inc.	16,611	494,343
Gladstone Commercial Corp.	3,868	47,654
Global Net Lease, Inc.	16,736	136,064
Modiv Industrial, Inc.	955	13,981
NexPoint Diversified Real Estate Trust(2)	2,970	10,959
One Liberty Properties, Inc.	1,874	41,453
		$1,338,503
Diversified Telecommunication Services — 0.5%
Anterix, Inc.(1)	1,033	$22,178
ATN International, Inc.	967	14,476
Bandwidth, Inc., Class A(1)	2,355	39,258
Cogent Communications Holdings, Inc.	3,763	144,311
Globalstar, Inc.(1)(2)	4,192	152,547
IDT Corp., Class B	1,360	71,142
Liberty Latin America Ltd., Class A(1)	3,362	27,871
Liberty Latin America Ltd., Class C(1)	10,599	89,455
Lumen Technologies, Inc.(1)	79,737	487,990
Shenandoah Telecommunications Co.	4,830	64,819
Uniti Group, Inc.	11,957	73,177
		$1,187,224
Electric Utilities — 1.2%
ALLETE, Inc.	4,891	$324,762
Genie Energy Ltd., Class B	2,171	32,457
Hawaiian Electric Industries, Inc.(1)(2)	14,577	160,930
MGE Energy, Inc.	3,085	259,695
Oklo, Inc.(1)	9,181	1,024,875
Otter Tail Corp.	3,222	264,107
Portland General Electric Co.	9,217	405,548
TXNM Energy, Inc.	8,148	460,770
		$2,933,144
Electrical Equipment — 2.2%
Allient, Inc.	1,377	$61,621
American Superconductor Corp.(1)	3,652	216,892
Amprius Technologies, Inc.(1)	7,787	81,919
Array Technologies, Inc.(1)(2)	12,691	103,432
Atkore, Inc.	2,813	176,488
Bloom Energy Corp., Class A(1)(2)	18,131	1,533,339
Complete Solaria, Inc.(1)(2)	6,156	10,835
EnerSys	3,215	363,166
Enovix Corp.(1)	13,766	137,247
Eos Energy Enterprises, Inc.(1)(2)	21,279	242,368
Fluence Energy, Inc.(1)(2)	6,344	68,515
Hyliion Holdings Corp.(1)	10,559	20,801
KULR Technology Group, Inc.(1)	3,367	14,007

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
LSI Industries, Inc.	2,224	$ 52,509
NANO Nuclear Energy, Inc.(1)	2,731	105,307
Net Power, Inc.(1)	2,072	6,237
NEXTracker, Inc., Class A(1)	12,328	912,149
NuScale Power Corp.(1)	10,594	381,384
Plug Power, Inc.(1)	93,347	217,498
Powell Industries, Inc.(2)	798	243,238
Power Solutions International, Inc.(1)	548	53,825
Preformed Line Products Co.	222	43,545
Shoals Technologies Group, Inc., Class A(1)	14,051	104,118
SKYX Platforms Corp.(1)	6,251	7,001
Sunrun, Inc.(1)	17,517	302,869
T1 Energy, Inc.(1)	10,984	23,945
Thermon Group Holdings, Inc.(1)	2,747	73,400
Vicor Corp.(1)	1,952	97,053
		$5,654,708
Electronic Equipment, Instruments & Components — 3.2%
908 Devices, Inc.(1)	2,795	$24,484
Advanced Energy Industries, Inc.	3,151	536,111
Aeva Technologies, Inc.(1)	2,560	37,120
Arlo Technologies, Inc.(1)	8,310	140,855
Badger Meter, Inc.	2,480	442,878
Bel Fuse, Inc., Class A	171	19,896
Bel Fuse, Inc., Class B	869	122,546
Belden, Inc.	3,311	398,214
Benchmark Electronics, Inc.	2,987	115,149
Climb Global Solutions, Inc.	324	43,688
CTS Corp.	2,441	97,494
Daktronics, Inc.(1)	3,227	67,509
ePlus, Inc.	2,205	156,577
Evolv Technologies Holdings, Inc.(1)	9,662	72,948
Fabrinet(1)	3,053	1,113,185
Frequency Electronics, Inc.(1)	672	22,788
Insight Enterprises, Inc.(1)	2,417	274,112
Itron, Inc.(1)	3,798	473,079
Kimball Electronics, Inc.(1)	2,033	60,705
Knowles Corp.(1)	7,141	166,457
Methode Electronics, Inc.	3,514	26,531
MicroVision, Inc.(1)	25,047	31,058
Mirion Technologies, Inc.(1)	19,840	461,478
M-Tron Industries, Inc.(1)	251	13,925
Napco Security Technologies, Inc.	2,885	123,911
Neonode, Inc.(1)	1,072	3,741
nLIGHT, Inc.(1)	4,019	119,083
Novanta, Inc.(1)	3,018	302,253
OSI Systems, Inc.(1)	1,340	333,982
Ouster, Inc.(1)	4,246	114,854
PAR Technology Corp.(1)(2)	3,351	132,633
PC Connection, Inc.	927	57,465
Plexus Corp.(1)	2,246	324,974
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Powerfleet, Inc. NJ(1)	10,385	$ 54,417
Red Cat Holdings, Inc.(1)	7,644	79,115
Richardson Electronics Ltd.	988	9,673
Rogers Corp.(1)	1,554	125,035
Sanmina Corp.(1)	4,369	502,916
ScanSource, Inc.(1)	1,754	77,158
TTM Technologies, Inc.(1)	8,417	484,819
Vishay Intertechnology, Inc.	10,125	154,912
Vishay Precision Group, Inc.(1)	1,011	32,403
Vuzix Corp.(1)	6,557	20,523
		$7,972,654
Energy Equipment & Services — 1.5%
Archrock, Inc.	13,823	$363,683
Aris Water Solutions, Inc., Class A	2,580	63,623
Atlas Energy Solutions, Inc.(2)	6,487	73,757
Borr Drilling Ltd.(1)(2)	22,746	61,187
Bristow Group, Inc.(1)	2,378	85,798
Cactus, Inc., Class A	5,923	233,781
Core Laboratories, Inc.	3,925	48,513
DMC Global, Inc.(1)	1,926	16,275
Energy Services of America Corp.	1,207	12,492
Expro Group Holdings NV(1)	8,628	102,501
Flowco Holdings, Inc., Class A	1,986	29,492
Forum Energy Technologies, Inc.(1)	810	21,635
Helix Energy Solutions Group, Inc.(1)	11,624	76,253
Helmerich & Payne, Inc.	8,080	178,487
Innovex International, Inc.(1)	3,240	60,070
Kodiak Gas Services, Inc.	5,629	208,104
Liberty Energy, Inc.	13,204	162,937
Mammoth Energy Services, Inc.(1)	1,924	4,406
Nabors Industries Ltd.(1)	1,444	59,016
National Energy Services Reunited Corp.(1)	5,096	52,285
Natural Gas Services Group, Inc.	1,051	29,418
Noble Corp. PLC	10,557	298,552
Oceaneering International, Inc.(1)	7,855	194,647
Oil States International, Inc.(1)	6,222	37,705
Patterson-UTI Energy, Inc.	29,522	152,924
ProFrac Holding Corp., Class A(1)	1,873	6,930
ProPetro Holding Corp.(1)	8,180	42,863
Ranger Energy Services, Inc., Class A	1,283	18,013
RPC, Inc.	8,391	39,941
SEACOR Marine Holdings, Inc.(1)	1,989	12,909
Seadrill Ltd.(1)	5,403	163,225
Select Water Solutions, Inc.	7,799	83,371
Solaris Energy Infrastructure, Inc., Class A	3,048	121,829
TETRA Technologies, Inc.(1)	10,616	61,042
Tidewater, Inc.(1)	4,112	219,293
Transocean Ltd.(1)	71,675	223,626
Valaris Ltd.(1)	5,326	259,749
		$3,880,332

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A(1)	36,370	$ 105,473
Atlanta Braves Holdings, Inc., Class A(1)(2)	690	31,374
Atlanta Braves Holdings, Inc., Class C(1)	3,858	160,454
Cinemark Holdings, Inc.	8,689	243,466
CuriosityStream, Inc.(2)	3,263	17,294
Eventbrite, Inc., Class A(1)	7,686	19,369
Gaia, Inc.(1)	1,740	10,301
Golden Matrix Group, Inc.(1)	1,948	2,201
IMAX Corp.(1)	3,659	119,832
Lionsgate Studios Corp.(1)	17,122	118,142
Madison Square Garden Entertainment Corp.(1)	3,314	149,925
Marcus Corp.	2,510	38,930
Playstudios, Inc.(1)	8,439	8,124
Playtika Holding Corp.	5,743	22,340
Reservoir Media, Inc.(1)	1,534	12,487
Sphere Entertainment Co.(1)	2,323	144,305
Starz Entertainment Corp.(1)(2)	1,266	18,648
Vivid Seats, Inc., Class A(1)	371	6,166
		$1,228,831
Financial Services — 2.3%
Acacia Research Corp.(1)(2)	3,139	$10,202
Alerus Financial Corp.	1,964	43,483
AvidXchange Holdings, Inc.(1)	14,280	142,086
Banco Latinoamericano de Comercio Exterior SA	2,385	109,638
Better Home & Finance Holding Co.(1)(2)	501	28,126
Burford Capital Ltd.	16,814	201,095
Cannae Holdings, Inc.	4,814	88,144
Cantaloupe, Inc.(1)	4,927	52,078
Cass Information Systems, Inc.	1,012	39,802
Compass Diversified Holdings	6,751	44,692
Enact Holdings, Inc.	2,419	92,745
Essent Group Ltd.	8,152	518,141
EVERTEC, Inc.	5,377	181,635
Federal Agricultural Mortgage Corp., Class C	780	131,024
Finance of America Cos., Inc., Class A(1)(2)	453	10,161
Flywire Corp.(1)	9,800	132,692
HA Sustainable Infrastructure Capital, Inc.	10,024	307,737
International Money Express, Inc.(1)	2,292	32,019
Jackson Financial, Inc., Class A	5,993	606,671
loanDepot, Inc., Class A(1)	8,336	25,592
Marqeta, Inc., Class A(1)	32,143	169,715
Merchants Bancorp	2,167	68,911
NCR Atleos Corp.(1)	6,122	240,656
NewtekOne, Inc.	1,925	22,041
NMI Holdings, Inc., Class A(1)	6,533	250,475
Onity Group, Inc.(1)	531	21,219
Pagseguro Digital Ltd., Class A	14,976	149,760
Payoneer Global, Inc.(1)	23,275	140,814
Paysafe Ltd.(1)	3,202	41,370
Paysign, Inc.(1)	2,696	16,958
Security	Shares	Value
Financial Services (continued)
PennyMac Financial Services, Inc.	2,444	$ 302,763
Priority Technology Holdings, Inc.(1)	1,924	13,218
Radian Group, Inc.	11,333	410,481
Remitly Global, Inc.(1)	13,956	227,483
Repay Holdings Corp.(1)(2)	8,014	41,913
Security National Financial Corp., Class A(1)	1,578	13,681
Sezzle, Inc.(1)	1,330	105,775
StoneCo Ltd., Class A(1)	20,995	397,015
SWK Holdings Corp.	267	3,885
Triller Group, Inc.(1)	10,521	8,734
Velocity Financial, Inc.(1)	1,144	20,752
Walker & Dunlop, Inc.	2,756	230,457
Waterstone Financial, Inc.	1,822	28,423
		$5,724,262
Food Products — 0.7%
Alico, Inc.	470	$16,290
B&G Foods, Inc.	7,068	31,311
Beyond Meat, Inc.(1)(2)	5,892	11,136
BRC, Inc., Class A(1)(2)	4,075	6,357
Calavo Growers, Inc.	1,707	43,938
Cal-Maine Foods, Inc.	3,839	361,250
Dole PLC	5,895	79,229
Forafric Global PLC(1)	431	3,745
Fresh Del Monte Produce, Inc.	2,777	96,418
Hain Celestial Group, Inc.(1)	8,890	14,046
J&J Snack Foods Corp.	1,297	124,629
John B. Sanfilippo & Son, Inc.	656	42,168
Lifeway Foods, Inc.(1)	441	12,242
Limoneira Co.	1,446	21,473
Mama's Creations, Inc.(1)	3,224	33,884
Marzetti Co.	1,680	290,287
Mission Produce, Inc.(1)	3,565	42,851
Seneca Foods Corp., Class A(1)	439	47,386
Simply Good Foods Co.(1)	8,049	199,776
SunOpta, Inc.(1)	8,959	52,500
Tootsie Roll Industries, Inc.(2)	1,514	63,467
TreeHouse Foods, Inc.(1)	4,202	84,922
Utz Brands, Inc.	6,050	73,508
Vital Farms, Inc.(1)	2,894	119,088
Westrock Coffee Co.(1)(2)	3,320	16,135
		$1,888,036
Gas Utilities — 1.0%
Brookfield Infrastructure Corp., Class A(2)	10,071	$414,119
Chesapeake Utilities Corp.	1,911	257,393
New Jersey Resources Corp.	8,447	406,723
Northwest Natural Holding Co.	3,383	151,998
ONE Gas, Inc.	5,007	405,267
RGC Resources, Inc.	661	14,833
Southwest Gas Holdings, Inc.	5,413	424,054

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Gas Utilities (continued)
Spire, Inc.	4,878	$ 397,655
		$ 2,472,042
Ground Transportation — 0.3%
ArcBest Corp.	1,907	$ 133,242
Covenant Logistics Group, Inc.	1,406	30,454
FTAI Infrastructure, Inc.(2)	9,864	43,007
Heartland Express, Inc.	4,623	38,741
Hertz Global Holdings, Inc.(1)(2)	9,869	67,109
Marten Transport Ltd.	4,875	51,968
PAMT Corp.(1)	502	5,723
Proficient Auto Logistics, Inc.(1)	1,532	10,555
RXO, Inc.(1)	13,985	215,089
Universal Logistics Holdings, Inc.(2)	475	11,134
Werner Enterprises, Inc.	4,846	127,547
		$734,569
Health Care Equipment & Supplies — 2.4%
Accuray, Inc.(1)	7,702	$12,862
Alphatec Holdings, Inc.(1)	9,692	140,922
AngioDynamics, Inc.(1)	3,837	42,859
Anteris Technologies Global Corp.(1)	1,520	6,840
Artivion, Inc.(1)	3,185	134,853
AtriCure, Inc.(1)	4,043	142,516
Avanos Medical, Inc.(1)	3,744	43,281
AxoGen, Inc.(1)	4,047	72,198
Beta Bionics, Inc.(1)	3,202	63,624
Bioventus, Inc., Class A(1)(2)	3,678	24,606
Butterfly Network, Inc.(1)(2)	19,611	37,849
CapsoVision, Inc.(1)	475	2,299
Carlsmed, Inc.(1)	565	7,565
Ceribell, Inc.(1)(2)	2,544	29,231
Cerus Corp.(1)	17,500	27,825
ClearPoint Neuro, Inc.(1)(2)	2,225	48,483
CONMED Corp.	2,604	122,466
CVRx, Inc.(1)(2)	918	7,408
Delcath Systems, Inc.(1)(2)	3,075	33,056
Electromed, Inc.(1)	704	17,283
Embecta Corp.	4,890	68,998
Enovis Corp.(1)	4,777	144,934
Glaukos Corp.(1)	4,672	381,002
Haemonetics Corp.(1)	4,028	196,325
ICU Medical, Inc.(1)	2,020	242,319
Inogen, Inc.(1)	1,598	13,056
Integer Holdings Corp.(1)	2,881	297,694
Integra LifeSciences Holdings Corp.(1)	5,603	80,291
iRadimed Corp.	721	51,306
iRhythm Technologies, Inc.(1)	2,665	458,353
Kestra Medical Technologies Ltd.(1)(2)	1,343	31,910
KORU Medical Systems, Inc.(1)	4,336	16,607
Lantheus Holdings, Inc.(1)	5,699	292,302
Security	Shares	Value
Health Care Equipment & Supplies (continued)
LeMaitre Vascular, Inc.	1,743	$ 152,530
LENSAR, Inc.(1)(2)	961	11,868
LivaNova PLC(1)	4,556	238,643
Lucid Diagnostics, Inc.(1)(2)	7,067	7,138
Merit Medical Systems, Inc.(1)	4,887	406,745
Myomo, Inc.(1)	3,324	2,965
Neogen Corp.(1)	18,273	104,339
Neuronetics, Inc.(1)(2)	3,692	10,079
NeuroPace, Inc.(1)	2,455	25,311
Novocure Ltd.(1)	8,489	109,678
Omnicell, Inc.(1)	3,893	118,542
OraSure Technologies, Inc.(1)	7,452	23,921
Orthofix Medical, Inc.(1)	3,494	51,152
OrthoPediatrics Corp.(1)	1,565	28,999
Outset Medical, Inc.(1)	1,809	25,543
PROCEPT BioRobotics Corp.(1)	4,389	156,643
Pro-Dex, Inc.(1)	216	7,312
Pulmonx Corp.(1)(2)	3,617	5,859
Pulse Biosciences, Inc.(1)(2)	1,864	32,993
QuidelOrtho Corp.(1)	5,665	166,834
RxSight, Inc.(1)	3,636	32,688
Sanara Medtech, Inc.(1)(2)	313	9,931
SANUWAVE Health, Inc.(1)	716	26,836
Semler Scientific, Inc.(1)	1,005	30,150
Shoulder Innovations, Inc.(1)	400	5,020
SI-BONE, Inc.(1)	3,173	46,707
Sight Sciences, Inc.(1)	3,442	11,840
STAAR Surgical Co.(1)	4,171	112,075
Stereotaxis, Inc.(1)	5,370	16,701
SurModics, Inc.(1)	1,426	42,623
Tactile Systems Technology, Inc.(1)	2,295	31,763
Tandem Diabetes Care, Inc.(1)	5,586	67,814
TransMedics Group, Inc.(1)(2)	2,778	311,692
Treace Medical Concepts, Inc.(1)	4,493	30,148
UFP Technologies, Inc.(1)	629	125,548
Utah Medical Products, Inc.	296	18,639
Varex Imaging Corp.(1)	3,855	47,802
Zimvie, Inc.(1)	2,549	48,278
		$5,996,472
Health Care Providers & Services — 3.0%
AdaptHealth Corp.(1)	8,512	$76,182
Addus HomeCare Corp.(1)	1,517	178,991
agilon health, Inc.(1)	30,224	31,131
AirSculpt Technologies, Inc.(1)(2)	508	4,074
Alignment Healthcare, Inc.(1)	12,214	213,134
AMN Healthcare Services, Inc.(1)	3,202	61,991
Ardent Health, Inc.(1)	2,413	31,972
Astrana Health, Inc.(1)	3,409	96,645
Aveanna Healthcare Holdings, Inc.(1)	4,083	36,216
BrightSpring Health Services, Inc.(1)	7,843	231,839

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Brookdale Senior Living, Inc.(1)	19,181	$ 162,463
Castle Biosciences, Inc.(1)	2,373	54,033
Clover Health Investments Corp.(1)(2)	33,733	103,223
Community Health Systems, Inc.(1)	12,400	39,804
Concentra Group Holdings Parent, Inc.	10,132	212,063
CorVel Corp.(1)	2,433	188,363
Cross Country Healthcare, Inc.(1)	2,614	37,119
DocGo, Inc.(1)	10,639	14,469
Enhabit, Inc.(1)	4,967	39,786
Ensign Group, Inc.	4,695	811,155
Fulgent Genetics, Inc.(1)	2,034	45,968
GeneDx Holdings Corp.(1)	1,569	169,044
Guardant Health, Inc.(1)	9,980	623,550
HealthEquity, Inc.(1)	7,132	675,900
Hims & Hers Health, Inc.(1)(2)	16,094	912,852
Innovage Holding Corp.(1)	1,437	7,415
Joint Corp.(1)	1,060	10,112
LifeStance Health Group, Inc.(1)	11,070	60,885
Nano-X Imaging Ltd.(1)	6,560	24,272
National HealthCare Corp.	1,061	128,922
National Research Corp.	1,412	18,045
NeoGenomics, Inc.(1)	10,778	83,206
Nutex Health, Inc.(1)(2)	350	36,162
Omada Health, Inc.(1)	769	17,003
Oncology Institute, Inc.(1)	6,026	21,031
OPKO Health, Inc.(1)	31,889	49,428
Option Care Health, Inc.(1)	13,771	382,283
Owens & Minor, Inc.(1)	7,381	35,429
PACS Group, Inc.(1)	3,681	50,540
Pediatrix Medical Group, Inc.(1)	7,132	119,461
Pennant Group, Inc.(1)	2,831	71,398
Performant Healthcare, Inc.(1)(2)	5,558	42,963
Premier, Inc., Class A	6,892	191,598
Privia Health Group, Inc.(1)	9,611	239,314
Progyny, Inc.(1)	6,276	135,060
RadNet, Inc.(1)(2)	5,706	434,854
SBC Medical Group Holdings, Inc.(1)	577	2,504
Select Medical Holdings Corp.	9,344	119,977
Sonida Senior Living, Inc.(1)	335	9,286
Surgery Partners, Inc.(1)	6,462	139,838
Talkspace, Inc.(1)	12,044	33,242
U.S. Physical Therapy, Inc.	1,260	107,037
Viemed Healthcare, Inc.(1)	2,819	19,141
		$7,642,373
Health Care REITs — 0.9%
American Healthcare REIT, Inc.	13,309	$559,111
CareTrust REIT, Inc.	17,816	617,859
Community Healthcare Trust, Inc.	2,538	38,831
Diversified Healthcare Trust	18,347	80,910
Global Medical REIT, Inc.	1,212	40,857
Security	Shares	Value
Health Care REITs (continued)
LTC Properties, Inc.	3,803	$ 140,179
National Health Investors, Inc.	3,864	307,188
Sabra Health Care REIT, Inc.	19,876	370,489
Sila Realty Trust, Inc.	4,651	116,740
Strawberry Fields REIT, Inc.	571	7,023
Universal Health Realty Income Trust	1,078	42,225
		$ 2,321,412
Health Care Technology — 0.4%
Claritev Corp.(1)	787	$41,774
Definitive Healthcare Corp.(1)	4,806	19,512
Evolent Health, Inc., Class A(1)	9,805	82,950
Health Catalyst, Inc.(1)	5,546	15,806
HealthStream, Inc.	2,048	57,836
LifeMD, Inc.(1)(2)	3,399	23,079
OptimizeRx Corp.(1)	1,258	25,789
Phreesia, Inc.(1)	4,782	112,473
Schrodinger, Inc.(1)	4,704	94,362
Simulations Plus, Inc.(1)	1,576	23,750
Teladoc Health, Inc.(1)	14,694	113,585
TruBridge, Inc.(1)	1,020	20,573
Waystar Holding Corp.(1)	9,142	346,665
		$978,154
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.	18,721	$224,839
Braemar Hotels & Resorts, Inc.	5,189	14,166
Chatham Lodging Trust	4,756	31,913
DiamondRock Hospitality Co.	17,235	137,190
Pebblebrook Hotel Trust	9,827	111,929
RLJ Lodging Trust(2)	12,408	89,338
Ryman Hospitality Properties, Inc.	5,164	462,643
Service Properties Trust	12,917	35,005
Summit Hotel Properties, Inc.	10,419	57,200
Sunstone Hotel Investors, Inc.	15,918	149,152
Xenia Hotels & Resorts, Inc.	8,269	113,451
		$1,426,826
Hotels, Restaurants & Leisure — 1.7%
Accel Entertainment, Inc.(1)	5,320	$58,892
Bally's Corp.(1)	749	8,314
Biglari Holdings, Inc., Class B(1)	80	25,892
BJ's Restaurants, Inc.(1)(2)	1,686	51,474
Bloomin' Brands, Inc.	7,737	55,474
Brightstar Lottery PLC(2)	9,350	161,288
Brinker International, Inc.(1)	3,701	468,843
Cheesecake Factory, Inc.	3,866	211,238
Cracker Barrel Old Country Store, Inc.	1,857	81,819
Dave & Buster's Entertainment, Inc.(1)	2,272	41,260
Denny's Corp.(1)	4,997	26,134
Dine Brands Global, Inc.(2)	1,555	38,440

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
El Pollo Loco Holdings, Inc.(1)	2,823	$ 27,383
First Watch Restaurant Group, Inc.(1)	3,885	60,761
Genius Sports Ltd.(1)	18,281	226,319
Global Business Travel Group, Inc. (1)	7,895	63,792
Golden Entertainment, Inc.	1,632	38,483
Hilton Grand Vacations, Inc.(1)	4,822	201,608
Inspired Entertainment, Inc.(1)	1,661	15,580
Jack in the Box, Inc.	1,566	30,960
Krispy Kreme, Inc.(2)	8,703	33,681
Kura Sushi USA, Inc., Class A(1)	575	34,161
Life Time Group Holdings, Inc.(1)	11,347	313,177
Lindblad Expeditions Holdings, Inc.(1)	3,449	44,147
Marriott Vacations Worldwide Corp.	2,329	155,018
Monarch Casino & Resort, Inc.	1,066	112,825
Nathan's Famous, Inc.	233	25,802
Papa John's International, Inc.	2,734	131,642
Portillo's, Inc., Class A(1)(2)	5,292	34,133
Potbelly Corp.(1)	2,155	36,721
Pursuit Attractions and Hospitality, Inc. (1)	2,008	72,649
RCI Hospitality Holdings, Inc.(2)	845	25,781
Red Rock Resorts, Inc., Class A	4,083	249,308
Rush Street Interactive, Inc.(1)	7,416	151,880
Sabre Corp.(1)	30,309	55,466
Serve Robotics, Inc.(1)	3,916	45,543
Shake Shack, Inc., Class A(1)	3,250	304,233
Six Flags Entertainment Corp.(1)	8,020	182,214
Super Group SGHC Ltd.	13,313	175,732
Sweetgreen, Inc., Class A(1)	8,652	69,043
Target Hospitality Corp.(1)	3,084	26,152
United Parks & Resorts, Inc.(1)(2)	2,269	117,307
Xponential Fitness, Inc., Class A(1)(2)	2,041	15,899
		$4,306,468
Household Durables — 1.7%
Bassett Furniture Industries, Inc.	832	$13,012
Beazer Homes USA, Inc.(1)	2,352	57,742
Cavco Industries, Inc.(1)	638	370,506
Century Communities, Inc.	2,179	138,083
Champion Homes, Inc.(1)	4,791	365,889
Cricut, Inc., Class A	4,718	29,676
Dream Finders Homes, Inc., Class A(1)(2)	2,523	65,396
Ethan Allen Interiors, Inc.	1,941	57,182
Flexsteel Industries, Inc.	452	20,950
Green Brick Partners, Inc.(1)	2,612	192,922
Hamilton Beach Brands Holding Co., Class A	835	11,999
Helen of Troy Ltd.(1)	1,914	48,233
Hovnanian Enterprises, Inc., Class A(1)	398	51,139
Installed Building Products, Inc.	1,959	483,207
KB Home	5,548	353,075
La-Z-Boy, Inc.	3,468	119,022
Legacy Housing Corp.(1)	819	22,531
Security	Shares	Value
Household Durables (continued)
Leggett & Platt, Inc.	11,147	$ 98,985
LGI Homes, Inc.(1)	1,738	89,872
Lovesac Co.(1)	1,384	23,431
M/I Homes, Inc.(1)	2,181	315,024
Meritage Homes Corp.	5,941	430,307
Sonos, Inc.(1)	9,831	155,330
Taylor Morrison Home Corp.(1)	8,118	535,869
Traeger, Inc.(1)	3,429	4,183
TRI Pointe Homes, Inc.(1)	7,214	245,059
		$4,298,624
Household Products — 0.3%
Central Garden & Pet Co.(1)	711	$23,214
Central Garden & Pet Co., Class A(1)	4,223	124,705
Energizer Holdings, Inc.	5,537	137,816
Oil-Dri Corp. of America	829	50,602
Spectrum Brands Holdings, Inc.	1,992	104,640
WD-40 Co.	1,178	232,773
		$673,750
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.(1)	2,593	$50,745
Montauk Renewables, Inc.(1)	6,625	13,316
Ormat Technologies, Inc.	5,105	491,356
		$555,417
Industrial Conglomerates — 0.0%†
Brookfield Business Corp., Class A	1,949	$65,350
		$65,350
Industrial REITs — 0.4%
Industrial Logistics Properties Trust	4,469	$26,054
Innovative Industrial Properties, Inc.	2,322	124,413
LXP Industrial Trust	24,370	218,355
Plymouth Industrial REIT, Inc.	3,429	76,570
Terreno Realty Corp.	8,550	485,212
		$930,604
Insurance — 1.9%
Abacus Global Management, Inc.(1)	3,372	$19,322
Ambac Financial Group, Inc.(1)	3,648	30,424
American Coastal Insurance Corp., Class C	2,528	28,794
American Integrity Insurance Group, Inc.(1)	669	14,925
AMERISAFE, Inc.	1,586	69,530
Aspen Insurance Holdings Ltd., Class A(1)	1,290	47,356
Ategrity Specialty Holdings LLC(1)	525	10,379
Baldwin Insurance Group, Inc.(1)(2)	5,874	165,706
Bowhead Specialty Holdings, Inc.(1)	1,602	43,318
Citizens, Inc.(1)	4,617	24,239
CNO Financial Group, Inc.	8,044	318,140

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Crawford & Co., Class A	1,459	$ 15,611
Donegal Group, Inc., Class A	1,516	29,395
eHealth, Inc.(1)	2,938	12,663
Employers Holdings, Inc.	2,017	85,682
F&G Annuities & Life, Inc.	1,779	55,629
Fidelis Insurance Holdings Ltd.	4,865	88,300
Genworth Financial, Inc., Class A(1)	34,428	306,409
GoHealth, Inc., Class A(1)	324	1,562
Goosehead Insurance, Inc., Class A	2,016	150,031
Greenlight Capital Re Ltd., Class A(1)	2,647	33,617
Hamilton Insurance Group Ltd., Class B(1)	3,835	95,108
HCI Group, Inc.	839	161,029
Heritage Insurance Holdings, Inc.(1)	1,915	48,220
Hippo Holdings, Inc.(1)	1,496	54,095
Horace Mann Educators Corp.	3,407	153,894
Investors Title Co.	111	29,729
James River Group Holdings Ltd.	3,680	20,424
Kestrel Group Ltd.(1)	374	10,214
Kingstone Cos., Inc.	1,128	16,582
Kingsway Financial Services, Inc.(1)(2)	1,851	27,062
Lemonade, Inc.(1)(2)	4,650	248,914
MBIA, Inc.(1)(2)	4,850	36,133
Mercury General Corp.	2,249	190,670
NI Holdings, Inc.(1)	903	12,245
Oscar Health, Inc., Class A(1)	16,224	307,120
Palomar Holdings, Inc.(1)	2,204	257,317
ProAssurance Corp.(1)	4,268	102,389
Root, Inc., Class A(1)(2)	960	85,930
Safety Insurance Group, Inc.	1,233	87,161
Selective Insurance Group, Inc.	5,084	412,160
Selectquote, Inc.(1)	12,128	23,771
SiriusPoint Ltd.(1)	8,567	154,977
Skyward Specialty Insurance Group, Inc.(1)	2,987	142,062
Slide Insurance Holdings, Inc.(1)	2,234	35,264
Stewart Information Services Corp.	2,324	170,396
Tiptree, Inc.	2,311	44,302
Trupanion, Inc.(1)	3,101	134,211
United Fire Group, Inc.	1,759	53,509
Universal Insurance Holdings, Inc.	2,125	55,887
		$4,721,807
Interactive Media & Services — 0.6%
Angi, Inc.(1)	3,399	$55,268
Arena Group Holdings, Inc.(1)	1,318	7,210
Bumble, Inc., Class A(1)	6,082	37,039
CarGurus, Inc.(1)	6,878	256,068
Cars.com, Inc.(1)	4,810	58,778
EverQuote, Inc., Class A(1)	2,319	53,036
fuboTV, Inc.(1)	27,883	115,714
Getty Images Holdings, Inc.(1)	9,829	19,461
Grindr, Inc.(1)	2,788	41,876
Security	Shares	Value
Interactive Media & Services (continued)
MediaAlpha, Inc., Class A(1)	3,026	$ 34,436
Nextdoor Holdings, Inc.(1)	17,089	35,716
QuinStreet, Inc.(1)	4,547	70,342
Rumble, Inc.(1)(2)	8,044	58,239
Shutterstock, Inc.	2,037	42,471
Teads Holding Co.(1)	4,048	6,679
Travelzoo(1)(2)	649	6,380
TripAdvisor, Inc.(1)	9,724	158,112
TrueCar, Inc.(1)	7,838	14,422
Vimeo, Inc.(1)	12,375	95,906
Webtoon Entertainment, Inc.(1)(2)	1,534	29,775
Yelp, Inc.(1)	5,167	161,210
Ziff Davis, Inc.(1)	3,488	132,893
ZipRecruiter, Inc., Class A(1)	6,932	29,253
		$1,520,284
IT Services — 0.5%
Applied Digital Corp.(1)	17,907	$410,787
ASGN, Inc.(1)	3,577	169,371
Backblaze, Inc., Class A(1)	4,475	41,528
BigBear.ai Holdings, Inc.(1)(2)	24,179	157,647
Commerce.com, Inc., Series 1(1)	6,679	33,328
Crexendo, Inc.(1)	1,477	9,600
CSP, Inc.(2)	708	8,177
DigitalOcean Holdings, Inc.(1)	5,716	195,259
Fastly, Inc., Class A(1)	11,449	97,889
Grid Dynamics Holdings, Inc.(1)	6,229	48,026
Hackett Group, Inc.	2,467	46,898
Information Services Group, Inc.	2,665	15,324
Rackspace Technology, Inc.(1)(2)	7,773	10,960
TSS, Inc.(1)(2)	1,863	33,739
Tucows, Inc., Class A(1)(2)	790	14,658
Unisys Corp.(1)	6,557	25,572
VTEX, Class A(1)	5,897	25,829
		$1,344,592
Leisure Products — 0.5%
Acushnet Holdings Corp.	2,307	$181,076
American Outdoor Brands, Inc.(1)	1,254	10,885
Clarus Corp.	2,191	7,669
Escalade, Inc.(2)	822	10,333
Funko, Inc., Class A(1)	3,416	11,751
JAKKS Pacific, Inc.	597	11,182
Johnson Outdoors, Inc., Class A	405	16,358
Latham Group, Inc.(1)	4,588	34,915
Malibu Boats, Inc., Class A(1)	1,544	50,103
Marine Products Corp.	813	7,211
MasterCraft Boat Holdings, Inc.(1)	1,615	34,658
Outdoor Holding Co.(1)	6,601	9,769
Peloton Interactive, Inc., Class A(1)	31,529	283,761
Polaris, Inc.	4,457	259,085

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Leisure Products (continued)
Smith & Wesson Brands, Inc.	4,512	$ 44,353
Sturm Ruger & Co., Inc.	1,342	58,337
Topgolf Callaway Brands Corp.(1)	11,033	104,813
		$ 1,136,259
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc., Class A(1)	8,961	$ 104,754
Adaptive Biotechnologies Corp.(1)	12,485	186,776
Alpha Teknova, Inc.(1)	1,108	6,859
Atlantic International Corp.(1)	1,099	3,352
Azenta, Inc.(1)	3,411	97,964
BioLife Solutions, Inc.(1)	3,169	80,841
Codexis, Inc.(1)	8,428	20,564
CryoPort, Inc.(1)	4,259	40,375
Cytek Biosciences, Inc.(1)	9,823	34,086
Fortrea Holdings, Inc.(1)	7,632	64,262
Ginkgo Bioworks Holdings, Inc.(1)(2)	3,284	47,881
Lifecore Biomedical, Inc.(1)	2,087	15,360
Maravai LifeSciences Holdings, Inc., Class A(1)(2)	10,821	31,056
MaxCyte, Inc.(1)	10,250	16,195
Mesa Laboratories, Inc.	509	34,108
Niagen Bioscience, Inc.(1)	4,797	44,756
OmniAb, Inc.(1)	9,652	15,443
OmniAb, Inc. (earnout shares)(1)(3)(4)	462	0
OmniAb, Inc. (earnout shares)(1)(3)(4)	462	0
Pacific Biosciences of California, Inc.(1)(2)	26,094	33,400
Personalis, Inc.(1)(2)	5,120	33,382
Quanterix Corp.(1)	3,475	18,869
Quantum-Si, Inc.(1)	14,401	20,306
Standard BioTools, Inc.(1)(2)	29,558	38,426
		$989,015
Machinery — 3.6%
3D Systems Corp.(1)	12,675	$36,757
Aebi Schmidt Holding AG	3,533	44,057
AirJoule Technologies Corp.(1)	2,194	10,290
Alamo Group, Inc.	864	164,938
Albany International Corp., Class A	2,526	134,636
Astec Industries, Inc.	1,912	92,025
Atmus Filtration Technologies, Inc.	6,980	314,728
Blue Bird Corp.(1)	2,648	152,392
Chart Industries, Inc.(1)	3,781	756,767
Columbus McKinnon Corp.	2,805	40,224
Douglas Dynamics, Inc.	1,893	59,175
Eastern Co.	510	11,965
Energy Recovery, Inc.(1)	4,452	68,650
Enerpac Tool Group Corp.	4,532	185,812
Enpro, Inc.	1,767	399,342
ESCO Technologies, Inc.	2,173	458,742
Federal Signal Corp.	5,022	597,568
Franklin Electric Co., Inc.	3,338	317,778
Security	Shares	Value
Machinery (continued)
Gencor Industries, Inc.(1)	870	$ 12,728
Gorman-Rupp Co.	1,753	81,357
Graham Corp.(1)	1,004	55,120
Greenbrier Cos., Inc.	2,527	116,672
Helios Technologies, Inc.	2,772	144,504
Hillenbrand, Inc.	5,902	159,590
Hillman Solutions Corp.(1)	16,554	151,966
Hyster-Yale, Inc.	1,071	39,477
JBT Marel Corp.	4,367	613,345
Kadant, Inc.	985	293,116
Kennametal, Inc.	6,365	133,219
L B Foster Co., Class A(1)	888	23,932
Lindsay Corp.	911	128,050
Luxfer Holdings PLC	2,400	33,360
Manitowoc Co., Inc.(1)	3,438	34,414
Mayville Engineering Co., Inc.(1)	1,454	20,007
Microvast Holdings, Inc.(1)(2)	16,625	64,006
Miller Industries, Inc.	1,050	42,441
Mueller Water Products, Inc., Class A	13,039	332,755
Omega Flex, Inc.	248	7,734
Palladyne AI Corp.(1)(2)	2,607	22,394
Park-Ohio Holdings Corp.	693	14,719
Proto Labs, Inc.(1)	1,988	99,460
REV Group, Inc.	4,056	229,854
Richtech Robotics, Inc., Class B(1)(2)	7,061	30,292
SPX Technologies, Inc.(1)	4,075	761,128
Standex International Corp.	1,005	212,959
Tennant Co.	1,571	127,345
Terex Corp.	5,390	276,507
Titan International, Inc.(1)	4,063	30,716
Trinity Industries, Inc.	6,843	191,878
Wabash National Corp.	3,439	33,943
Watts Water Technologies, Inc., Class A	2,296	641,227
Worthington Enterprises, Inc.	2,629	145,883
		$9,151,944
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd.(1)	859	$12,344
Costamare, Inc.	4,298	51,189
Genco Shipping & Trading Ltd.(2)	2,837	50,498
Himalaya Shipping Ltd.(1)(2)	2,261	18,608
Matson, Inc.	2,718	267,968
Pangaea Logistics Solutions Ltd.	3,008	15,281
Safe Bulkers, Inc.	4,679	20,775
		$436,663
Media — 0.9%
Advantage Solutions, Inc.(1)	8,993	$13,759
Altice USA, Inc., Class A(1)	21,842	52,639
AMC Networks, Inc., Class A(1)	3,026	24,934
Boston Omaha Corp., Class A(1)(2)	2,278	29,796

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Media (continued)
Cable One, Inc.	431	$ 76,309
EchoStar Corp., Class A(1)	11,457	874,857
Emerald Holding, Inc.	1,289	6,561
Entravision Communications Corp., Class A	5,618	13,090
EW Scripps Co., Class A(1)	5,870	14,440
Gambling.com Group Ltd.(1)	1,754	14,348
Gannett Co., Inc.(1)	11,786	48,676
Gray Media, Inc.	8,170	47,223
Ibotta, Inc., Class A(1)(2)	1,332	37,096
iHeartMedia, Inc., Class A(1)	8,782	25,204
Integral Ad Science Holding Corp.(1)	6,369	64,773
John Wiley & Sons, Inc., Class A	3,440	139,217
Magnite, Inc.(1)	11,700	254,826
National CineMedia, Inc.	6,944	31,317
Newsmax, Inc.(1)	776	9,622
Nexxen International Ltd.(1)	3,861	35,714
PubMatic, Inc., Class A(1)	4,266	35,322
Scholastic Corp.	1,698	46,491
Sinclair, Inc.	3,228	48,743
Stagwell, Inc.(1)(2)	9,647	54,313
TechTarget, Inc.(1)	2,573	14,949
TEGNA, Inc.	13,445	273,337
Thryv Holdings, Inc.(1)	3,115	37,567
WideOpenWest, Inc.(1)	4,110	21,208
		$2,346,331
Metals & Mining — 2.0%
Alpha Metallurgical Resources, Inc.(1)	978	$160,480
American Battery Technology Co.(1)	8,284	40,260
Ascent Industries Co.(1)	812	10,459
Caledonia Mining Corp. PLC	1,356	49,101
Century Aluminum Co.(1)	4,414	129,595
Coeur Mining, Inc.(1)	53,966	1,012,402
Commercial Metals Co.	9,479	542,957
Compass Minerals International, Inc.(1)	2,891	55,507
Constellium SE(1)	11,894	176,983
Contango ORE, Inc.(1)	778	19,396
Critical Metals Corp.(1)	3,287	20,445
Dakota Gold Corp.(1)	8,788	39,985
Ferroglobe PLC	9,988	45,445
Friedman Industries, Inc.	679	14,867
Hecla Mining Co.	50,154	606,863
Idaho Strategic Resources, Inc.(1)(2)	1,282	43,319
Ivanhoe Electric, Inc.(1)	7,169	89,971
Kaiser Aluminum Corp.	1,344	103,703
Lifezone Metals Ltd.(1)	3,577	19,602
MAC Copper Ltd., Class A(1)	5,144	62,808
Materion Corp.	1,784	215,525
Metallus, Inc.(1)	3,067	50,698
NioCorp Developments Ltd.(1)	5,289	35,331
Novagold Resources, Inc.(1)	25,324	222,851
Security	Shares	Value
Metals & Mining (continued)
Olympic Steel, Inc.	1,021	$ 31,089
Perpetua Resources Corp.(1)	6,280	127,044
Ramaco Resources, Inc., Class A(1)	2,420	80,320
Ryerson Holding Corp.	2,265	51,778
SSR Mining, Inc.(1)	17,022	415,677
SunCoke Energy, Inc.	7,098	57,920
Tredegar Corp.(1)	2,145	17,224
U.S. Antimony Corp.(1)(2)	7,770	48,174
U.S. Gold Corp.(1)	1,124	18,524
U.S. Goldmining, Inc.(1)	166	2,134
Vox Royalty Corp.	4,095	17,609
Warrior Met Coal, Inc.	4,357	277,279
Worthington Steel, Inc.	2,746	83,451
		$4,996,776
Mortgage REITs — 0.8%
ACRES Commercial Realty Corp.(1)	629	$13,310
Adamas Trust, Inc.	7,109	49,550
Advanced Flower Capital, Inc.(2)	1,617	6,193
AG Mortgage Investment Trust, Inc.(2)	2,820	20,417
Angel Oak Mortgage REIT, Inc.	557	5,219
Apollo Commercial Real Estate Finance, Inc.	11,675	118,268
Arbor Realty Trust, Inc.	15,949	194,737
Ares Commercial Real Estate Corp.(2)	5,128	23,127
ARMOUR Residential REIT, Inc.	9,283	138,688
Blackstone Mortgage Trust, Inc., Class A	13,597	250,321
BrightSpire Capital, Inc.(2)	10,780	58,535
Chicago Atlantic Real Estate Finance, Inc.(2)	1,352	17,292
Chimera Investment Corp.	6,652	87,939
Claros Mortgage Trust, Inc.	9,023	29,956
Dynex Capital, Inc.(2)	10,768	132,339
Ellington Financial, Inc.	7,717	100,167
Franklin BSP Realty Trust, Inc.	6,841	74,293
Invesco Mortgage Capital, Inc.	6,189	46,789
KKR Real Estate Finance Trust, Inc.	4,773	42,957
Ladder Capital Corp.	9,547	104,158
Lument Finance Trust, Inc.	4,659	9,411
MFA Financial, Inc.	8,608	79,108
Nexpoint Real Estate Finance, Inc.	588	8,338
Orchid Island Capital, Inc.(2)	11,011	77,187
PennyMac Mortgage Investment Trust	7,293	89,412
Ready Capital Corp.(2)	15,925	61,630
Redwood Trust, Inc.	11,108	64,315
Rithm Property Trust, Inc.	4,300	10,836
Seven Hills Realty Trust	1,253	12,918
Sunrise Realty Trust, Inc.	539	5,600
TPG RE Finance Trust, Inc.	5,635	48,236
Two Harbors Investment Corp.	8,726	86,126
		$2,067,372

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities — 0.4%
Avista Corp.	6,732	$ 254,537
Black Hills Corp.	6,078	374,344
Northwestern Energy Group, Inc.	5,158	302,310
Unitil Corp.	1,347	64,468
		$ 995,659
Office REITs — 0.7%
Brandywine Realty Trust	14,392	$ 60,015
City Office REIT, Inc.	3,686	25,655
COPT Defense Properties	9,526	276,825
Douglas Emmett, Inc.	13,542	210,849
Easterly Government Properties, Inc.	3,455	79,223
Empire State Realty Trust, Inc., Class A	11,537	88,373
Franklin Street Properties Corp.	9,556	15,290
Hudson Pacific Properties, Inc.(1)	31,830	87,851
JBG SMITH Properties(2)	5,216	116,056
NET Lease Office Properties	1,455	43,155
Paramount Group, Inc.(1)	15,613	102,109
Peakstone Realty Trust	3,628	47,599
Piedmont Realty Trust, Inc., Class A	10,389	93,501
Postal Realty Trust, Inc., Class A	2,258	35,428
SL Green Realty Corp.	6,007	359,279
		$1,641,208
Oil, Gas & Consumable Fuels — 3.1%
Ardmore Shipping Corp.	2,883	$34,221
Berry Corp.	7,582	28,660
BKV Corp.(1)	1,505	34,811
California Resources Corp.	5,662	301,105
Calumet, Inc.(1)(2)	5,763	105,175
Centrus Energy Corp., Class A(1)(2)	1,315	407,742
Clean Energy Fuels Corp.(1)	16,735	43,176
CNX Resources Corp.(1)	11,438	367,389
Comstock Resources, Inc.(1)	6,192	122,787
Core Natural Resources, Inc.	4,357	363,722
Crescent Energy Co., Class A	14,951	133,363
CVR Energy, Inc.(1)	2,585	94,301
Delek U.S. Holdings, Inc.	4,990	161,027
DHT Holdings, Inc.	10,652	127,291
Diversified Energy Co. PLC(5)	4,832	67,696
Dorian LPG Ltd.	3,106	92,559
Empire Petroleum Corp.(1)(2)	508	2,296
Encore Energy Corp.(1)	15,568	49,973
Energy Fuels, Inc.(1)(2)	17,934	275,287
Epsilon Energy Ltd.	1,966	9,909
Evolution Petroleum Corp.	2,605	12,556
Excelerate Energy, Inc., Class A	1,924	48,466
Flex LNG Ltd.(1)	2,961	74,617
FutureFuel Corp.	1,874	7,271
Gevo, Inc.(1)	23,627	46,309
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Golar LNG Ltd.	8,354	$ 337,585
Granite Ridge Resources, Inc.(2)	5,158	27,905
Green Plains, Inc.(1)	5,782	50,824
Gulfport Energy Corp.(1)	1,306	236,360
HighPeak Energy, Inc.	1,867	13,200
Infinity Natural Resources, Inc., Class A(1)	1,286	16,859
International Seaways, Inc.	3,361	154,875
Kinetik Holdings, Inc.	3,703	158,266
Kolibri Global Energy, Inc.(1)	3,601	19,986
Kosmos Energy Ltd.(1)	39,642	65,806
Lightbridge Corp.(1)	1,914	40,596
Magnolia Oil & Gas Corp., Class A	15,573	371,727
Murphy Oil Corp.	11,299	321,005
NACCO Industries, Inc., Class A	304	12,817
Navigator Holdings Ltd.(2)	2,732	42,319
New Fortress Energy, Inc.(1)(2)	17,273	38,173
NextDecade Corp.(1)	11,179	75,905
NextNRG, Inc.(1)	1,789	3,274
Nordic American Tankers Ltd.	17,137	53,810
Northern Oil & Gas, Inc.	8,104	200,979
OPAL Fuels, Inc., Class A(1)	2,158	4,748
Par Pacific Holdings, Inc.(1)	4,234	149,968
PBF Energy, Inc., Class A	7,006	211,371
Peabody Energy Corp.	10,228	271,247
Prairie Operating Co.(1)	410	814
PrimeEnergy Resources Corp.(1)(2)	61	10,189
REX American Resources Corp.(1)	2,476	75,815
Riley Exploration Permian, Inc.	1,189	32,234
Sable Offshore Corp.(1)(2)	6,355	110,958
SandRidge Energy, Inc.	3,148	35,509
Scorpio Tankers, Inc.	3,719	208,450
SFL Corp. Ltd.	10,137	76,332
SM Energy Co.	9,540	238,214
Summit Midstream Corp.(1)	1,010	20,745
Talos Energy, Inc.(1)	10,061	96,485
Teekay Corp. Ltd.	5,326	43,567
Teekay Tankers Ltd., Class A	2,007	101,454
Uranium Energy Corp.(1)	35,575	474,570
VAALCO Energy, Inc.(2)	10,631	42,737
Verde Clean Fuels, Inc.(1)	355	1,083
Vital Energy, Inc.(1)	2,802	47,326
Vitesse Energy, Inc.(2)	2,464	57,239
W&T Offshore, Inc.	9,698	17,650
World Kinect Corp.(2)	4,616	119,785
XCF Global, Inc., Class A(1)	2,950	3,864
		$7,706,334
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,653	$34,316
Magnera Corp.(1)	3,399	39,836

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Paper & Forest Products (continued)
Sylvamo Corp.	2,874	$ 127,089
		$ 201,241
Passenger Airlines — 0.5%
Allegiant Travel Co.(1)	1,208	$ 73,410
flyExclusive, Inc.(1)	435	2,149
Frontier Group Holdings, Inc.(1)(2)	8,643	38,159
JetBlue Airways Corp.(1)(2)	27,594	135,762
Joby Aviation, Inc.(1)(2)	38,572	622,552
SkyWest, Inc.(1)	3,382	340,297
Strata Critical Medical, Inc.(1)	6,547	33,128
Sun Country Airlines Holdings, Inc.(1)	4,275	50,488
		$1,295,945
Personal Care Products — 0.2%
Beauty Health Co.(1)(2)	11,674	$23,231
Edgewell Personal Care Co.	3,808	77,531
FitLife Brands, Inc.(1)	399	7,936
Herbalife Ltd.(1)	8,448	71,301
Honest Co., Inc.(1)	9,534	35,085
Interparfums, Inc.	1,533	150,817
Lifevantage Corp.	1,080	10,508
Medifast, Inc.(1)(2)	1,067	14,586
Nature's Sunshine Products, Inc.(1)	1,018	15,799
Nu Skin Enterprises, Inc., Class A	4,085	49,796
Olaplex Holdings, Inc.(1)(2)	13,585	17,796
USANA Health Sciences, Inc.(1)	1,121	30,884
Waldencast PLC, Class A(1)	3,615	7,158
		$512,428
Pharmaceuticals — 1.9%
Aardvark Therapeutics, Inc.(1)	578	$7,682
Aclaris Therapeutics, Inc.(1)	9,267	17,607
Alumis, Inc.(1)	4,827	19,260
Amneal Pharmaceuticals, Inc.(1)	12,572	125,846
Amphastar Pharmaceuticals, Inc.(1)	3,101	82,642
Amylyx Pharmaceuticals, Inc.(1)(2)	5,794	78,740
ANI Pharmaceuticals, Inc.(1)	1,519	139,140
Aquestive Therapeutics, Inc.(1)(2)	7,276	40,673
Arvinas, Inc.(1)	6,294	53,625
Atea Pharmaceuticals, Inc.(1)	7,514	21,791
Avadel Pharmaceuticals PLC(1)	7,464	113,975
Axsome Therapeutics, Inc.(1)	3,381	410,622
BioAge Labs, Inc.(1)	1,269	7,462
Biote Corp., Class A(1)	2,642	7,926
Collegium Pharmaceutical, Inc.(1)	2,677	93,668
CorMedix, Inc.(1)(2)	6,562	76,316
Crinetics Pharmaceuticals, Inc.(1)	7,555	314,666
Edgewise Therapeutics, Inc.(1)	5,638	91,448
Enliven Therapeutics, Inc.(1)	3,449	70,601
Esperion Therapeutics, Inc.(1)(2)	18,512	49,057
Security	Shares	Value
Pharmaceuticals (continued)
Eton Pharmaceuticals, Inc.(1)	2,167	$ 47,089
Evolus, Inc.(1)	5,415	33,248
EyePoint Pharmaceuticals, Inc.(1)	4,902	69,804
Fulcrum Therapeutics, Inc.(1)	3,598	33,102
Harmony Biosciences Holdings, Inc.(1)	3,654	100,704
Harrow, Inc.(1)	2,637	127,051
Indivior PLC(1)	10,135	244,355
Innoviva, Inc.(1)	5,260	95,995
Journey Medical Corp.(1)(2)	1,239	8,822
LENZ Therapeutics, Inc.(1)(2)	1,351	62,930
Ligand Pharmaceuticals, Inc.(1)	1,594	282,361
Liquidia Corp.(1)	5,365	122,000
Maze Therapeutics, Inc.(1)	1,632	42,318
MBX Biosciences, Inc.(1)	1,177	20,597
MediWound Ltd.(1)(2)	785	14,146
Mind Medicine MindMed, Inc.(1)(2)	7,053	83,155
Nuvation Bio, Inc.(1)	20,850	77,145
Ocular Therapeutix, Inc.(1)	11,744	137,287
Omeros Corp.(1)	5,027	20,611
Pacira BioSciences, Inc.(1)	3,846	99,111
Phathom Pharmaceuticals, Inc.(1)	3,527	41,513
Phibro Animal Health Corp., Class A	1,709	69,146
Prestige Consumer Healthcare, Inc.(1)	4,135	258,024
Rapport Therapeutics, Inc.(1)	1,483	44,045
scPharmaceuticals, Inc.(1)	2,385	13,523
Septerna, Inc.(1)	1,944	36,567
SIGA Technologies, Inc.	3,774	34,532
Supernus Pharmaceuticals, Inc.(1)	4,507	215,389
Tarsus Pharmaceuticals, Inc.(1)	3,272	194,455
Terns Pharmaceuticals, Inc.(1)	5,640	42,356
Theravance Biopharma, Inc.(1)	3,598	52,531
Third Harmonic Bio, Inc.(1)(3)	2,017	60
Trevi Therapeutics, Inc.(1)	7,632	69,833
Tvardi Therapeutics, Inc.(1)(2)	349	13,601
WaVe Life Sciences Ltd.(1)	9,364	68,544
Xeris Biopharma Holdings, Inc.(1)	12,827	104,412
Zevra Therapeutics, Inc.(1)	4,591	43,660
		$4,846,769
Professional Services — 1.8%
Acuren Corp.(1)	14,242	$189,561
Alight, Inc., Class A	36,041	117,494
Asure Software, Inc.(1)	2,521	20,672
Barrett Business Services, Inc.	2,081	92,230
BlackSky Technology, Inc.(1)(2)	2,626	52,914
CBIZ, Inc.(1)	4,128	218,619
Conduent, Inc.(1)	12,458	34,882
CRA International, Inc.	553	115,317
CSG Systems International, Inc.	2,323	149,555
Exponent, Inc.	4,249	295,220
First Advantage Corp.(1)(2)	6,618	101,851

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Forrester Research, Inc.(1)	966	$ 10,240
Franklin Covey Co.(1)	1,203	23,350
Heidrick & Struggles International, Inc.	1,712	85,206
HireQuest, Inc.	443	4,262
Huron Consulting Group, Inc.(1)	1,425	209,147
IBEX Holdings Ltd.(1)	1,019	41,290
ICF International, Inc.	1,535	142,448
Innodata, Inc.(1)	2,569	197,993
Insperity, Inc.	3,015	148,338
Kelly Services, Inc., Class A	2,535	33,259
Kforce, Inc.	1,499	44,940
Korn Ferry	4,321	302,384
Legalzoom.com, Inc.(1)	9,913	102,897
Maximus, Inc.	4,731	432,271
Mistras Group, Inc.(1)	1,720	16,925
Planet Labs PBC(1)	19,515	253,305
RCM Technologies, Inc.(1)	501	13,302
Resolute Holdings Management, Inc.(1)(2)	427	30,808
Resources Connection, Inc.	3,200	16,160
Skillsoft Corp.(1)	455	5,924
Spire Global, Inc.(1)	2,185	24,013
TriNet Group, Inc.	2,501	167,292
TrueBlue, Inc.(1)	3,148	19,297
TTEC Holdings, Inc.(1)(2)	1,918	6,444
Upwork, Inc.(1)	10,282	190,937
Verra Mobility Corp.(1)	13,351	329,770
Willdan Group, Inc.(1)	1,161	112,257
WNS Holdings Ltd.(1)	3,139	239,411
		$4,592,185
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.(1)	112	$1,874
Anywhere Real Estate, Inc.(1)	8,817	93,372
Compass, Inc., Class A(1)	39,049	313,563
Cushman & Wakefield PLC(1)	19,351	308,068
Douglas Elliman, Inc.(1)	7,487	21,413
eXp World Holdings, Inc.(2)	7,935	84,587
Forestar Group, Inc.(1)	1,808	48,075
FRP Holdings, Inc.(1)	1,176	28,647
Kennedy-Wilson Holdings, Inc.	10,111	84,123
Logistic Properties of The Americas, Class A(1)	322	1,501
Marcus & Millichap, Inc.	2,004	58,817
Maui Land & Pineapple Co., Inc.(1)	623	11,613
Newmark Group, Inc., Class A	13,379	249,518
RE/MAX Holdings, Inc., Class A(1)	1,564	14,748
Real Brokerage, Inc.(1)	9,322	38,966
RMR Group, Inc., Class A	1,361	21,409
Seaport Entertainment Group, Inc.(1)(2)	762	17,465
St. Joe Co.	3,183	157,495
Stratus Properties, Inc.(1)	442	9,353
Tejon Ranch Co.(1)(2)	2,066	33,015
Security	Shares	Value
Real Estate Management & Development (continued)
Transcontinental Realty Investors, Inc.(1)	94	$ 4,336
		$ 1,601,958
Residential REITs — 0.4%
Apartment Investment and Management Co., Class A	11,035	$ 87,508
BRT Apartments Corp.	1,176	18,416
Centerspace	1,408	82,931
Clipper Realty, Inc.(2)	1,313	4,989
Elme Communities	7,356	124,022
Independence Realty Trust, Inc.	19,668	322,359
NexPoint Residential Trust, Inc.	1,879	60,541
UMH Properties, Inc.	6,644	98,664
Veris Residential, Inc.	6,599	100,305
		$899,735
Retail REITs — 1.1%
Acadia Realty Trust	11,032	$222,295
Alexander's, Inc.	180	42,208
CBL & Associates Properties, Inc.	1,526	46,665
Curbline Properties Corp.	8,137	181,455
FrontView REIT, Inc.	1,509	20,688
Getty Realty Corp.	4,427	118,776
InvenTrust Properties Corp.	6,522	186,660
Kite Realty Group Trust	18,463	411,725
Macerich Co.	21,232	386,422
NETSTREIT Corp.(2)	8,398	151,668
Phillips Edison & Co., Inc.	10,557	362,422
Saul Centers, Inc.	1,207	38,467
SITE Centers Corp.	4,653	41,924
Tanger, Inc.	9,343	316,167
Urban Edge Properties	10,634	217,678
Whitestone REIT	3,771	46,308
		$2,791,528
Semiconductors & Semiconductor Equipment — 3.4%
ACM Research, Inc., Class A(1)	4,223	$165,246
Aehr Test Systems(1)	2,571	77,413
Aeluma, Inc.(1)	982	15,810
Alpha & Omega Semiconductor Ltd.(1)	2,305	64,448
Ambarella, Inc.(1)	3,404	280,898
Ambiq Micro, Inc.(1)	389	11,639
Atomera, Inc.(1)	2,988	13,207
Axcelis Technologies, Inc.(1)	2,694	263,042
Blaize Holdings, Inc.(1)	6,118	21,107
CEVA, Inc.(1)	2,293	60,558
Cohu, Inc.(1)	3,822	77,701
Credo Technology Group Holding Ltd.(1)	12,508	1,821,290
Diodes, Inc.(1)	3,942	209,754
FormFactor, Inc.(1)	6,700	244,014
Ichor Holdings Ltd.(1)	3,189	55,871
Impinj, Inc.(1)	2,170	392,227

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
indie Semiconductor, Inc., Class A(1)	16,205	$ 65,954
Kopin Corp.(1)(2)	15,264	37,092
Kulicke & Soffa Industries, Inc.	4,310	175,158
MaxLinear, Inc.(1)	6,821	109,682
Navitas Semiconductor Corp.(1)	11,192	80,806
NVE Corp.	394	25,716
PDF Solutions, Inc.(1)	2,695	69,585
Penguin Solutions, Inc.(1)	4,350	114,318
Photronics, Inc.(1)	4,862	111,583
Power Integrations, Inc.	4,739	190,555
Rambus, Inc.(1)	9,118	950,096
Rigetti Computing, Inc.(1)(2)	27,001	804,360
Semtech Corp.(1)	7,288	520,728
Silicon Laboratories, Inc.(1)	2,697	353,658
SiTime Corp.(1)	1,782	536,934
SkyWater Technology, Inc.(1)	2,219	41,407
Synaptics, Inc.(1)	3,207	219,166
Ultra Clean Holdings, Inc.(1)	3,732	101,697
Veeco Instruments, Inc.(1)	4,781	145,486
		$8,428,206
Software — 6.1%
8x8, Inc.(1)	11,167	$23,674
A10 Networks, Inc.	6,009	109,063
ACI Worldwide, Inc.(1)	8,817	465,273
Adeia, Inc.	9,086	152,645
Agilysys, Inc.(1)	2,244	236,181
Airship AI Holdings, Inc.(1)	2,043	10,562
Alarm.com Holdings, Inc.(1)	3,980	211,258
Alkami Technology, Inc.(1)(2)	5,701	141,613
Amplitude, Inc., Class A(1)	7,466	80,036
Appian Corp., Class A(1)	3,293	100,667
Arteris, Inc.(1)	2,703	27,300
Asana, Inc., Class A(1)	7,237	96,686
AudioEye, Inc.(1)	684	9,480
AvePoint, Inc.(1)	11,108	166,731
Bit Digital, Inc.(1)(2)	26,584	79,752
Bitdeer Technologies Group, Class A(1)	7,501	128,192
Blackbaud, Inc.(1)	3,200	205,792
BlackLine, Inc.(1)	4,352	231,091
Blend Labs, Inc., Class A(1)	17,536	64,006
Box, Inc., Class A(1)	11,745	379,011
Braze, Inc., Class A(1)	6,665	189,553
C3.ai, Inc., Class A(1)(2)	10,247	177,683
Cerence, Inc.(1)(2)	4,008	49,940
Cipher Mining, Inc.(1)(2)	22,159	278,982
Cleanspark, Inc.(1)(2)	23,827	345,492
Clear Secure, Inc., Class A	6,994	233,460
Clearwater Analytics Holdings, Inc., Class A(1)	20,623	371,627
Commvault Systems, Inc.(1)	3,738	705,660
Consensus Cloud Solutions, Inc.(1)	1,622	47,638
Security	Shares	Value
Software (continued)
Core Scientific, Inc.(1)	23,763	$ 426,308
CoreCard Corp.(1)	572	15,398
CS Disco, Inc.(1)	1,668	10,775
Daily Journal Corp.(1)	105	48,840
Digimarc Corp.(1)(2)	1,402	13,698
Digital Turbine, Inc.(1)	9,410	60,224
Domo, Inc., Class B(1)	3,023	47,884
D-Wave Quantum, Inc.(1)(2)	25,825	638,136
eGain Corp.(1)	1,491	12,987
EverCommerce, Inc.(1)(2)	1,500	16,695
Expensify, Inc., Class A(1)	6,105	11,294
Five9, Inc.(1)	6,386	154,541
Freshworks, Inc., Class A(1)	16,792	197,642
Hut 8 Corp.(1)	7,876	274,164
I3 Verticals, Inc., Class A(1)(2)	1,928	62,583
Intapp, Inc.(1)	4,725	193,253
InterDigital, Inc.(2)	2,166	747,768
Jamf Holding Corp.(1)	6,029	64,510
Kaltura, Inc.(1)	6,855	9,871
Life360, Inc.(1)(2)	1,344	142,867
LiveRamp Holdings, Inc.(1)	5,403	146,637
MARA Holdings, Inc.(1)	31,069	567,320
Mercurity Fintech Holding, Inc.(1)(2)	2,702	66,415
MeridianLink, Inc.(1)	2,665	53,114
Mitek Systems, Inc.(1)	4,210	41,132
N-able, Inc.(1)	6,953	54,233
NCR Voyix Corp.(1)(2)	11,626	145,906
NextNav, Inc.(1)(2)	7,356	105,191
ON24, Inc.(1)	3,120	17,846
OneSpan, Inc.	3,016	47,924
Ooma, Inc.(1)	2,353	28,213
Pagaya Technologies Ltd., Class A(1)(2)	3,845	114,158
PagerDuty, Inc.(1)	7,136	117,887
Porch Group, Inc.(1)	6,732	112,963
Progress Software Corp.(1)	3,580	157,269
PROS Holdings, Inc.(1)	3,656	83,759
Q2 Holdings, Inc.(1)	5,201	376,500
Qualys, Inc.(1)	3,055	404,268
Rapid7, Inc.(1)	5,339	100,106
Red Violet, Inc.	1,096	57,266
ReposiTrak, Inc.(2)	1,148	17,013
Rezolve AI PLC(1)	12,254	61,025
Rimini Street, Inc.(1)	3,438	16,090
Riot Platforms, Inc.(1)	29,149	554,706
Sapiens International Corp. NV	2,599	111,757
SEMrush Holdings, Inc., Class A(1)	4,696	33,248
Silvaco Group, Inc.(1)	614	3,322
SoundHound AI, Inc., Class A(1)(2)	30,613	492,257
SoundThinking, Inc.(1)	986	11,891
Sprinklr, Inc., Class A(1)	9,404	72,599
Sprout Social, Inc., Class A(1)	4,319	55,802

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
SPS Commerce, Inc.(1)	3,184	$ 331,582
Synchronoss Technologies, Inc.(1)	1,100	6,688
Telos Corp.(1)	5,513	37,709
Tenable Holdings, Inc.(1)	10,151	296,003
Terawulf, Inc.(1)(2)	23,958	273,600
Varonis Systems, Inc.(1)	9,227	530,276
Verint Systems, Inc.(1)	5,033	101,918
Vertex, Inc., Class A(1)	5,436	134,759
Viant Technology, Inc., Class A(1)	1,602	13,825
Weave Communications, Inc.(1)	5,955	39,779
WM Technology, Inc.(1)	8,176	9,484
Workiva, Inc.(1)	4,201	361,622
Xperi, Inc.(1)	4,164	26,983
Yext, Inc.(1)	8,479	72,241
Zeta Global Holdings Corp., Class A(1)	15,568	309,336
		$15,242,108
Specialized REITs — 0.4%
Farmland Partners, Inc.(2)	4,236	$46,088
Four Corners Property Trust, Inc.(2)	8,341	203,520
Gladstone Land Corp.(2)	3,332	30,521
Outfront Media, Inc.	11,645	213,336
PotlatchDeltic Corp.	6,549	266,872
Safehold, Inc.	4,693	72,695
Smartstop Self Storage REIT, Inc.	2,608	98,165
		$931,197
Specialty Retail — 2.2%
1-800-Flowers.com, Inc., Class A(1)	2,081	$9,573
Abercrombie & Fitch Co., Class A(1)	3,940	337,067
Academy Sports & Outdoors, Inc.	5,545	277,361
Advance Auto Parts, Inc.(2)	5,017	308,044
American Eagle Outfitters, Inc.	13,583	232,405
America's Car-Mart, Inc.(1)	764	22,316
Arhaus, Inc.(1)	5,020	53,363
Arko Corp.	8,129	37,150
Asbury Automotive Group, Inc.(1)	1,642	401,387
BARK, Inc.(1)	9,359	7,775
Barnes & Noble Education, Inc.(1)	1,528	15,204
Bed Bath & Beyond, Inc.(1)	4,596	44,995
Boot Barn Holdings, Inc.(1)	2,572	426,232
Buckle, Inc.	2,640	154,862
Build-A-Bear Workshop, Inc.	1,039	67,753
Caleres, Inc.(2)	2,760	35,990
Camping World Holdings, Inc., Class A	5,036	79,518
Citi Trends, Inc.(1)	488	15,143
Designer Brands, Inc., Class A(2)	4,336	15,349
Envela Corp.(1)	679	5,303
EVgo, Inc.(1)	10,710	50,658
Genesco, Inc.(1)	983	28,497
Group 1 Automotive, Inc.	1,054	461,136
Security	Shares	Value
Specialty Retail (continued)
Haverty Furniture Cos., Inc.	1,371	$ 30,066
J Jill, Inc.	376	6,448
Lands' End, Inc.(1)(2)	1,134	15,989
MarineMax, Inc.(1)	1,585	40,148
Monro, Inc.(2)	2,497	44,871
National Vision Holdings, Inc.(1)	6,513	190,114
ODP Corp.(1)	2,306	64,222
OneWater Marine, Inc., Class A(1)(2)	953	15,096
Petco Health & Wellness Co., Inc.(1)	8,134	31,479
RealReal, Inc.(1)(2)	7,960	84,615
Revolve Group, Inc.(1)	3,388	72,164
Sally Beauty Holdings, Inc.(1)	8,454	137,631
Shoe Carnival, Inc.	1,826	37,963
Signet Jewelers Ltd.	3,349	321,236
Sleep Number Corp.(1)(2)	2,108	14,798
Sonic Automotive, Inc., Class A	1,251	95,189
Stitch Fix, Inc., Class A(1)	9,002	39,159
ThredUp, Inc., Class A(1)	7,726	73,011
Tile Shop Holdings, Inc.(1)	2,729	16,510
Torrid Holdings, Inc.(1)	979	1,713
Upbound Group, Inc.	4,388	103,688
Urban Outfitters, Inc.(1)	5,116	365,436
Victoria's Secret & Co.(1)	5,791	157,168
Warby Parker, Inc., Class A(1)	8,210	226,432
Winmark Corp.	249	123,945
Zumiez, Inc.(1)	1,196	23,454
		$5,419,626
Technology Hardware, Storage & Peripherals — 0.8%
CompoSecure, Inc., Class A(1)	3,673	$76,472
Corsair Gaming, Inc.(1)	4,765	42,504
CPI Card Group, Inc.(1)	351	5,314
Diebold Nixdorf, Inc.(1)	2,123	121,075
Eastman Kodak Co.(1)(2)	5,624	36,050
Immersion Corp.	2,586	18,981
IonQ, Inc.(1)(2)	23,353	1,436,210
Quantum Computing, Inc.(1)(2)	11,220	206,560
Turtle Beach Corp.(1)	1,190	18,921
Xerox Holdings Corp.(2)	9,840	36,998
		$1,999,085
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(1)	9,726	$193,742
Carter's, Inc.	2,975	83,955
Ermenegildo Zegna NV	5,162	48,781
Figs, Inc., Class A(1)	7,393	49,459
G-III Apparel Group Ltd.(1)	3,230	85,950
Hanesbrands, Inc.(1)	29,374	193,575
Kontoor Brands, Inc.	4,605	367,341
Lakeland Industries, Inc.(2)	935	13,838
Movado Group, Inc.	1,587	30,105

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Oxford Industries, Inc.	1,181	$ 47,878
Rocky Brands, Inc.	588	17,517
Steven Madden Ltd.	6,000	200,880
Superior Group of Cos., Inc.	1,274	13,657
Wolverine World Wide, Inc.	6,735	184,808
		$ 1,531,486
Tobacco — 0.1%
Ispire Technology, Inc.(1)(2)	1,837	$ 4,703
Turning Point Brands, Inc.	1,430	141,370
Universal Corp.	2,022	112,969
		$259,042
Trading Companies & Distributors — 1.1%
Alta Equipment Group, Inc.	2,313	$16,746
BlueLinx Holdings, Inc.(1)	640	46,771
Boise Cascade Co.	3,154	243,867
Custom Truck One Source, Inc.(1)	6,154	39,509
Distribution Solutions Group, Inc.(1)	894	26,891
DNOW, Inc.(1)	8,699	132,660
DXP Enterprises, Inc.(1)	1,087	129,429
EVI Industries, Inc.	392	12,391
GATX Corp.	3,002	524,750
Global Industrial Co.	1,285	47,121
Herc Holdings, Inc.	2,732	318,715
Hudson Technologies, Inc.(1)	3,215	31,925
Karat Packaging, Inc.	698	17,597
McGrath RentCorp	2,052	240,700
MRC Global, Inc.(1)	7,029	101,358
NPK International, Inc.(1)	6,561	74,205
Rush Enterprises, Inc., Class A	5,108	273,125
Rush Enterprises, Inc., Class B	846	48,577
Titan Machinery, Inc.(1)	2,046	34,250
Transcat, Inc.(1)	849	62,147
Willis Lease Finance Corp.	238	32,627
Xometry, Inc., Class A(1)	3,633	197,889
		$2,653,250
Transportation Infrastructure — 0.0%†
Sky Harbour Group Corp.(1)	2,172	$21,438
		$21,438
Water Utilities — 0.3%
American States Water Co.	3,234	$237,117
Cadiz, Inc.(1)(2)	3,349	15,807
California Water Service Group	5,131	235,462
Consolidated Water Co. Ltd.	1,262	44,523
Global Water Resources, Inc.	641	6,602
H2O America	2,661	129,591
Middlesex Water Co.	1,491	80,693
Security	Shares	Value
Water Utilities (continued)
Pure Cycle Corp.(1)	1,502	$ 16,627
York Water Co.	1,406	42,771
		$ 809,193
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(1)	6,590	$ 56,608
Spok Holdings, Inc.	2,080	35,880
Telephone and Data Systems, Inc.	8,320	326,477
		$ 418,965
Total Common Stocks (identified cost $167,287,559)		$239,319,256

Exchange-Traded Funds — 2.0%

Security	Shares	Value
Equity Funds — 2.0%
iShares Russell 2000 ETF	21,000	$ 5,081,160
Total Exchange-Traded Funds (identified cost $3,997,378)		$ 5,081,160

Rights — 0.0%†

Security	Shares	Value
Biotechnology — 0.0%†
Aduro Biotech, Inc. CVR(1)(3)(4)	1,109	$ 0
Cargo Therapeutics, Inc. CVR(1)(2)(3)(4)	3,478	316
Cartesian Therapeutics, Inc. CVR(1)(2)(3)	9,591	1,726
GTx, Inc. CVR(1)(3)(4)	57	0
Icosavax, Inc. CVR(1)(3)(4)	2,705	839
Inhibrx, Inc. CVR, Exp. 6/30/27(1)(3)(4)	3,412	2,209
Poseida Therapeutics, Inc. CVR, Exp. 12/31/34(1)(2)(3)(4)	7,182	3,591
Prevail Therapeutics, Inc. CVR, Exp. 12/1/28(1)(2)(3)(4)	1,221	611
Sage Therapeutics, Inc. CVR, Exp. 12/31/30(1)(3)(4)	5,253	946
Tobira Therapeutics, Inc. CVR, Exp. 12/31/28(1)(3)(4)	690	41
		$10,279
Health Care Equipment & Supplies — 0.0%†
Flexion Therapeutics, Inc. CVR, Exp. 12/31/30(1)(3)(4)	3,730	$2,313
Paragon 28, Inc. CVR, Exp. 12/31/26(1)(2)(3)(4)	3,915	352
		$2,665
Paper & Forest Products — 0.0%†
Resolute Forest Products, Inc. CVR, Exp. 11/30/28(1)(3)(4)	3,447	$3,792
		$3,792
Pharmaceuticals — 0.0%†
Alimera Sciences, Inc. CVR(1)(2)(3)(4)	2,099	$84
Chinook Therapeutics, Inc. CVR, Exp. 12/31/29(1)(3)(4)	5,764	1,124

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Rain Oncology, Inc. CVR, Exp. 1/26/29(1)(2)(3)(4)	1,403	$ 70
		$ 1,278
Total Rights (identified cost $17,598)		$ 18,014

Short-Term Investments — 6.8%
Affiliated Fund — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(6)	5,050,103	$ 5,050,103
Total Affiliated Fund (identified cost $5,050,103)		$ 5,050,103

Securities Lending Collateral — 4.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(7)	10,119,779	$ 10,119,779
Total Securities Lending Collateral (identified cost $10,119,779)		$ 10,119,779
U.S. Treasury Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/19/26(8)	$2,000	$ 1,970,816
Total U.S. Treasury Obligations (identified cost $1,968,823)		$ 1,970,816
Total Short-Term Investments (identified cost $17,138,705)		$ 17,140,698
Total Investments — 104.1% (identified cost $188,441,240)		$261,559,128
Other Assets, Less Liabilities — (4.1)%		$(10,357,080)
Net Assets — 100.0%		$251,202,048

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $19,585,191 and the total market value of the collateral received by the Fund was $20,112,564, comprised of cash of $10,119,779 and U.S. government and/or agencies securities of $9,992,785.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $16,288, which represents less than 0.05% of the net assets of the Fund as of September 30, 2025.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of these securities is $67,696 or less than 0.05% of the Fund's net assets.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.
(7)	Represents investment of cash collateral received in connection with securities lending.
(8)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	57	Long	12/19/25	$6,998,175	$68,390
					$68,390
Restricted Securities
Description	Acquisition Dates	Cost
Aduro Biotech, Inc. CVR	10/2/20	$0
Alimera Sciences, Inc. CVR	9/17/24	84
Cargo Therapeutics, Inc. CVR	8/20/25	0
Chinook Therapeutics, Inc. CVR, Exp. 12/31/29	8/14/23	0
Flexion Therapeutics, Inc. CVR, Exp. 12/31/30	7/20/22	2,313
GTx, Inc. CVR	6/10/19	117
Icosavax, Inc. CVR	2/21/24	839
Inhibrx, Inc. CVR, Exp. 6/30/27	5/30/24	2,218
OmniAb, Inc. (earnout shares)	12/5/22	0
OmniAb, Inc. (earnout shares)	12/5/22	0
Paragon 28, Inc. CVR, Exp. 12/31/26	4/21/25	352
Poseida Therapeutics, Inc. CVR, Exp. 12/31/34	1/10/25	3,591
Prevail Therapeutics, Inc. CVR, Exp. 12/1/28	1/25/21	611
Rain Oncology, Inc. CVR, Exp. 1/26/29	1/29/24	70
Resolute Forest Products, Inc. CVR, Exp. 11/30/28	3/1/23	4,895
Sage Therapeutics, Inc. CVR, Exp. 12/31/30	1/8/25	945
Tobira Therapeutics, Inc. CVR, Exp. 12/31/28	11/2/16	41
		$16,076

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
At September 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2025, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,050,103, which represents 2.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$7,369,461	$31,379,049	$(33,698,407)	$ —	$ —	$5,050,103	$249,088	5,050,103

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$239,319,196(2)	$ —	$60	$239,319,256
Exchange-Traded Funds	5,081,160	—	—	5,081,160
Rights	—	—	18,014	18,014
Short-Term Investments:
Affiliated Fund	5,050,103	—	—	5,050,103
Securities Lending Collateral	10,119,779	—	—	10,119,779
U.S. Treasury Obligations	—	1,970,816	—	1,970,816
Total Investments	$259,570,238	$1,970,816	$18,074	$261,559,128
Futures Contracts	$68,390	$ —	$ —	$68,390
Total	$259,638,628	$1,970,816	$18,074	$261,627,518

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.